UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2014*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund**, MFS Lifetime 2010 Fund***, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. The remaining series of the Registrant has a fiscal year end of October 31.
**	Effective August 28, 2014, MFS Lifetime Retirement Income Fund was redesignated as MFS Lifetime Income Fund.
***	Effective June 20, 2014, MFS Lifetime 2010 Fund was acquired by MFS Lifetime Income Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2014

MFS® LIFETIME® FUNDS

MFS® Lifetime® Income Fund (formerly MFS® Lifetime® Retirement Income Fund)

MFS® Lifetime® 2015 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

LTF-SEM

MFS® LIFETIME FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy stands on much firmer ground than the rest of the world, expanding at an annualized pace of more than 3%. The U.S. Federal Reserve has ended its “QE3” bond-purchasing program as the labor market has regained momentum amid other positive indicators. Improved consumer confidence and falling gasoline prices are expected to continue propelling demand for products and services heading into the end of the year.

In contrast, all other major economic regions continue to struggle. The eurozone economy is barely expanding, and deflation threatens the bloc. The European Central Bank has made several attempts to stimulate the region’s economy, but has so far held back from large-scale asset purchases, including government bonds.

Japan continues to try to strengthen its economy. After making early progress at ending deflation and stimulating growth last year, the country hit a setback last spring when the sales tax increase was introduced, causing the need for recent additional monetary stimulus. China continues to struggle, and its growth rate is projected to continue to slow as it transitions to a more sustainable economy.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

We understand that these are challenging economic times. Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

December 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	21.9%
MFS Limited Maturity Fund	19.8%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Bond Fund	5.0%
MFS Growth Fund	4.1%
MFS Research Fund	4.1%
MFS Value Fund	4.0%
MFS Research International Fund	3.1%
MFS Mid Cap Growth Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS High Income Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS International Value Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS International Growth Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Other	0.2%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2015 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	20.7%
MFS Limited Maturity Fund	17.8%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Global Bond Fund	4.9%
MFS Growth Fund	4.5%
MFS Value Fund	4.5%
MFS Research Fund	4.5%
MFS High Income Fund	3.4%
MFS Mid Cap Growth Fund	3.3%
MFS Mid Cap Value Fund	3.3%
MFS Research International Fund	3.3%
MFS Absolute Return Fund	2.0%
MFS Emerging Markets Debt Fund	1.4%
MFS International Value Fund	1.2%
MFS International Growth Fund	1.2%
MFS New Discovery Fund	1.1%
MFS Global Real Estate Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Other	0.2%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	16.0%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.0%
MFS Limited Maturity Fund	8.0%
MFS Growth Fund	6.5%
MFS Value Fund	6.5%
MFS Research Fund	6.4%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Mid Cap Growth Fund	4.6%
MFS Mid Cap Value Fund	4.6%
MFS Research International Fund	4.4%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	2.2%
MFS International Growth Fund	2.2%
MFS Absolute Return Fund	1.8%
MFS Commodity Strategy Fund	1.4%
MFS Global Real Estate Fund	1.2%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS International New Discovery Fund	0.2%
Cash & Other (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

From time to time Cash & Other may be negative due to timing of cash receipts.

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	10.1%
MFS Value Fund	8.7%
MFS Growth Fund	8.7%
MFS Research Fund	8.1%
MFS Government Securities Fund	8.0%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.4%
MFS Research International Fund	6.2%
MFS High Income Fund	4.9%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Bond Fund	4.7%
MFS International Value Fund	3.4%
MFS International Growth Fund	3.4%
MFS Commodity Strategy Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.2%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS Absolute Return Fund	1.0%
MFS Emerging Markets Equity Fund	0.2%
Cash & Other	0.1%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	11.2%
MFS Value Fund	11.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research Fund	8.0%
MFS Research International Fund	7.1%
MFS International Value Fund	5.2%
MFS International Growth Fund	5.1%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS High Income Fund	4.5%
MFS Commodity Strategy Fund	4.0%
MFS Global Bond Fund	3.5%
MFS Global Real Estate Fund	3.2%
MFS Research Bond Fund	2.9%
MFS Emerging Markets Debt Fund	2.7%
MFS International New Discovery Fund	2.2%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.1%
MFS Emerging Markets Equity Fund	1.1%
MFS Absolute Return Fund	0.9%
Cash & Other (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

From time to time Cash & Other may be negative due to timing of cash receipts.

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.6%
MFS Growth Fund	11.6%
MFS Mid Cap Growth Fund	9.7%
MFS Mid Cap Value Fund	9.6%
MFS Research Fund	8.0%
MFS Research International Fund	7.6%
MFS International Value Fund	6.2%
MFS International Growth Fund	6.1%
MFS Commodity Strategy Fund	4.5%
MFS Global Real Estate Fund	4.2%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.2%
MFS Research Bond Fund	2.6%
MFS New Discovery Fund	2.4%
MFS New Discovery Value Fund	2.3%
MFS High Income Fund	2.0%
MFS Global Bond Fund	1.6%
MFS Emerging Markets Equity Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Absolute Return Fund	0.4%
Cash & Other	0.2%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	12.1%
MFS Value Fund	12.1%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.0%
MFS Research Fund	8.0%
MFS Research International Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	6.9%
MFS Global Real Estate Fund	5.1%
MFS Commodity Strategy Fund	4.8%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research Fund	8.0%
MFS Research International Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	6.9%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other	0.3%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	12.0%
MFS Value Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	7.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other	0.2%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	11.8%
MFS Value Fund	11.8%
MFS Mid Cap Growth Fund	9.8%
MFS Mid Cap Value Fund	9.8%
MFS Research International Fund	7.9%
MFS Research Fund	7.9%
MFS International Value Fund	6.9%
MFS International Growth Fund	6.9%
MFS Global Real Estate Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	3.9%
MFS New Discovery Fund	2.5%
MFS Research Bond Fund	2.5%
MFS New Discovery Value Fund	2.4%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Emerging Markets Equity Fund	1.9%
Cash & Other	1.8%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 10/31/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2014 through October 31, 2014

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2014 through October 31, 2014.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.25%	$1,000.00	$1,017.96	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,014.16	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,013.33	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,019.24	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,014.15	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,015.86	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,017.96	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,018.40	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2015 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.25%	$1,000.00	$1,018.66	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,014.95	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,015.01	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,019.54	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,014.94	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,017.76	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,018.66	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,019.54	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.25%	$1,000.00	$1,022.80	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,019.14	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,018.58	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,024.17	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,019.14	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,021.41	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,022.00	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,024.19	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.23%	$1,000.00	$1,024.56	$1.17
	Hypothetical (h)	0.23%	$1,000.00	$1,024.05	$1.17
B	Actual	1.00%	$1,000.00	$1,020.43	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,021.35	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,026.21	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,021.22	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,023.77	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,025.42	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,026.21	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.24%	$1,000.00	$1,025.90	$1.23
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	1.00%	$1,000.00	$1,021.85	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,021.95	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,026.47	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,021.09	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,023.93	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,025.96	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,026.50	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2030 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.25%	$1,000.00	$1,025.79	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,021.85	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,021.92	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,026.53	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,021.79	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,024.21	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,024.94	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,026.53	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.25%	$1,000.00	$1,025.55	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,021.46	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,021.69	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,026.80	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,021.61	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,024.29	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,024.84	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,026.82	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2040 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.24%	$1,000.00	$1,024.70	$1.22
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	1.00%	$1,000.00	$1,021.65	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,021.64	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,026.27	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,020.78	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,023.98	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,025.52	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,026.27	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2045 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.25%	$1,000.00	$1,025.05	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,021.99	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,021.39	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,026.42	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,022.03	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,023.94	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,025.18	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,026.44	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Expenses Paid During Period (p) 5/01/14-10/31/14
A	Actual	0.25%	$1,000.00	$1,025.52	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,021.58	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,021.69	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,025.46	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,021.58	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,023.94	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,025.52	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,027.07	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	970,885	$9,262,242
MFS Commodity Strategy Fund - Class R5 (v)	582,612	4,602,633
MFS Emerging Markets Debt Fund - Class R5	308,600	4,672,200
MFS Global Bond Fund - Class R5	2,504,185	23,163,709
MFS Global Real Estate Fund - Class R5 (v)	290,748	4,774,076
MFS Government Securities Fund - Class R5	4,593,916	46,490,430
MFS Growth Fund - Class R5	261,149	18,962,037
MFS High Income Fund - Class R5	3,912,511	14,006,789
MFS Inflation-Adjusted Bond Fund - Class R5	4,430,320	46,429,749
MFS International Growth Fund - Class R5	173,455	4,728,385
MFS International Value Fund - Class R5	137,306	4,748,033
MFS Limited Maturity Fund - Class R5	15,420,882	92,833,707
MFS Mid Cap Growth Fund - Class R5 (a)	941,446	14,234,662
MFS Mid Cap Value Fund - Class R5	673,689	14,201,361
MFS New Discovery Fund - Class R5	177,306	4,778,404
MFS New Discovery Value Fund - Class R5	364,322	4,728,895
MFS Research Bond Fund - Class R5	9,341,198	102,286,120
MFS Research Fund - Class R5	479,138	18,954,718
MFS Research International Fund - Class R5	818,520	14,225,874
MFS Value Fund - Class R5	542,168	18,943,345
Total Underlying Affiliated Funds (Identified Cost, $422,209,660)		$467,027,369

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	44	$44
Total Investments (Identified Cost, $422,209,704)		$467,027,413

Other Assets, Less Liabilities - 0.2%		956,031
Net Assets - 100.0%		$467,983,444

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2015 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	97,059	$925,946
MFS Commodity Strategy Fund - Class R5 (v)	58,794	464,469
MFS Emerging Markets Debt Fund - Class R5	42,886	649,298
MFS Global Bond Fund - Class R5	250,600	2,318,051
MFS Global Real Estate Fund - Class R5 (v)	29,837	489,930
MFS Government Securities Fund - Class R5	459,330	4,648,423
MFS Growth Fund - Class R5	29,336	2,130,084
MFS High Income Fund - Class R5	444,259	1,590,448
MFS Inflation-Adjusted Bond Fund - Class R5	442,460	4,636,980
MFS International Growth Fund - Class R5	20,903	569,808
MFS International Value Fund - Class R5	16,593	573,798
MFS Limited Maturity Fund - Class R5	1,396,378	8,406,196
MFS Mid Cap Growth Fund - Class R5 (a)	103,046	1,558,055
MFS Mid Cap Value Fund - Class R5	73,381	1,546,880
MFS New Discovery Fund - Class R5	18,281	492,665
MFS New Discovery Value Fund - Class R5	37,578	487,760
MFS Research Bond Fund - Class R5	893,640	9,785,362
MFS Research Fund - Class R5	53,630	2,121,607
MFS Research International Fund - Class R5	88,315	1,534,914
MFS Value Fund - Class R5	60,945	2,129,417
Total Underlying Affiliated Funds (Identified Cost, $45,070,783)		$47,060,091

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	158,528	$158,528
Total Investments (Identified Cost, $45,229,311)		$47,218,619

Other Assets, Less Liabilities - (0.1)%		(39,616)
Net Assets - 100.0%		$47,179,003

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	667,200	$6,365,090
MFS Commodity Strategy Fund - Class R5 (v)	609,851	4,817,826
MFS Emerging Markets Debt Fund - Class R5	704,407	10,664,718
MFS Global Bond Fund - Class R5	1,899,725	17,572,458
MFS Global Real Estate Fund - Class R5 (v)	261,028	4,286,083
MFS Government Securities Fund - Class R5	3,492,003	35,339,066
MFS Growth Fund - Class R5	315,963	22,942,049
MFS High Income Fund - Class R5	4,962,489	17,765,709
MFS Inflation-Adjusted Bond Fund - Class R5	3,041,379	31,873,657
MFS International Growth Fund - Class R5	287,308	7,832,003
MFS International New Discovery Fund - Class R5	23,090	665,003
MFS International Value Fund - Class R5	227,352	7,861,817
MFS Limited Maturity Fund - Class R5	4,744,301	28,560,689
MFS Mid Cap Growth Fund - Class R5 (a)	1,086,132	16,422,317
MFS Mid Cap Value Fund - Class R5	776,891	16,376,856
MFS New Discovery Fund - Class R5	146,825	3,956,921
MFS New Discovery Value Fund - Class R5	302,897	3,931,608
MFS Research Bond Fund - Class R5	5,177,071	56,688,924
MFS Research Fund - Class R5	579,067	22,907,875
MFS Research International Fund - Class R5	903,095	15,695,783
MFS Value Fund - Class R5	656,080	22,923,447
Total Underlying Affiliated Funds (Identified Cost, $300,327,441)		$355,449,899

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	9	$9
Total Investments (Identified Cost, $300,327,450)		$355,449,908

Other Assets, Less Liabilities - (0.0)%		(71,453)
Net Assets - 100.0%		$355,378,455

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2025 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	103,779	$990,048
MFS Commodity Strategy Fund - Class R5 (v)	399,920	3,159,369
MFS Emerging Markets Debt Fund - Class R5	198,145	2,999,910
MFS Emerging Markets Equity Fund - Class R5	5,991	190,286
MFS Global Bond Fund - Class R5	513,802	4,752,666
MFS Global Real Estate Fund - Class R5 (v)	136,502	2,241,362
MFS Government Securities Fund - Class R5	797,642	8,072,139
MFS Growth Fund - Class R5	120,837	8,773,949
MFS High Income Fund - Class R5	1,393,489	4,988,691
MFS Inflation-Adjusted Bond Fund - Class R5	472,462	4,951,398
MFS International Growth Fund - Class R5	125,901	3,432,070
MFS International New Discovery Fund - Class R5	41,985	1,209,179
MFS International Value Fund - Class R5	99,930	3,455,568
MFS Mid Cap Growth Fund - Class R5 (a)	501,375	7,580,797
MFS Mid Cap Value Fund - Class R5	357,867	7,543,843
MFS New Discovery Fund - Class R5	61,314	1,652,421
MFS New Discovery Value Fund - Class R5	125,929	1,634,556
MFS Research Bond Fund - Class R5	935,594	10,244,753
MFS Research Fund - Class R5	206,926	8,185,994
MFS Research International Fund - Class R5	363,547	6,318,445
MFS Value Fund - Class R5	252,290	8,815,013
Total Underlying Affiliated Funds (Identified Cost, $93,161,068)		$101,192,457

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	161,040	$161,040
Total Investments (Identified Cost, $93,322,108)		$101,353,497

Other Assets, Less Liabilities - (0.0)%		(50,628)
Net Assets - 100.0%		$101,302,869

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	332,015	$3,167,424
MFS Commodity Strategy Fund - Class R5 (v)	1,799,647	14,217,209
MFS Emerging Markets Debt Fund - Class R5	634,732	9,609,836
MFS Emerging Markets Equity Fund - Class R5	122,055	3,876,456
MFS Global Bond Fund - Class R5	1,369,696	12,669,691
MFS Global Real Estate Fund - Class R5 (v)	706,783	11,605,372
MFS Growth Fund - Class R5	551,066	40,012,883
MFS High Income Fund - Class R5	4,474,453	16,018,542
MFS Inflation-Adjusted Bond Fund - Class R5	1,596,460	16,730,897
MFS International Growth Fund - Class R5	677,876	18,478,909
MFS International New Discovery Fund - Class R5	271,902	7,830,787
MFS International Value Fund - Class R5	538,876	18,634,338
MFS Mid Cap Growth Fund - Class R5 (a)	2,178,143	32,933,525
MFS Mid Cap Value Fund - Class R5	1,553,445	32,746,627
MFS New Discovery Fund - Class R5	276,824	7,460,408
MFS New Discovery Value Fund - Class R5	571,117	7,413,101
MFS Research Bond Fund - Class R5	949,842	10,400,767
MFS Research Fund - Class R5	727,736	28,789,217
MFS Research International Fund - Class R5	1,457,755	25,335,776
MFS Value Fund - Class R5	1,144,873	40,001,862
Total Underlying Affiliated Funds (Identified Cost, $283,565,956)		$357,933,627

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	49,589	$49,589
Total Investments (Identified Cost, $283,615,545)		$357,983,216

Other Assets, Less Liabilities - (0.0)%		(71,301)
Net Assets - 100.0%		$357,911,915

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2035 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	29,891	$285,159
MFS Commodity Strategy Fund - Class R5 (v)	405,078	3,200,116
MFS Emerging Markets Debt Fund - Class R5	56,985	862,759
MFS Emerging Markets Equity Fund - Class R5	35,799	1,136,979
MFS Global Bond Fund - Class R5	123,075	1,138,442
MFS Global Real Estate Fund - Class R5 (v)	185,265	3,042,048
MFS Growth Fund - Class R5	115,250	8,368,326
MFS High Income Fund - Class R5	401,986	1,439,109
MFS Inflation-Adjusted Bond Fund - Class R5	236,058	2,473,891
MFS International Growth Fund - Class R5	162,797	4,437,836
MFS International New Discovery Fund - Class R5	79,445	2,288,004
MFS International Value Fund - Class R5	128,942	4,458,799
MFS Mid Cap Growth Fund - Class R5 (a)	459,665	6,950,131
MFS Mid Cap Value Fund - Class R5	328,215	6,918,762
MFS New Discovery Fund - Class R5	62,539	1,685,425
MFS New Discovery Value Fund - Class R5	128,631	1,669,629
MFS Research Bond Fund - Class R5	174,029	1,905,622
MFS Research Fund - Class R5	145,674	5,762,873
MFS Research International Fund - Class R5	314,293	5,462,412
MFS Value Fund - Class R5	239,701	8,375,169
Total Underlying Affiliated Funds (Identified Cost, $64,628,914)		$71,861,491

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	183,608	$183,608
Total Investments (Identified Cost, $64,812,522)		$72,045,099

Other Assets, Less Liabilities - (0.1)%		(77,557)
Net Assets - 100.0%		$71,967,542

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	1,615,363	$12,761,370
MFS Emerging Markets Equity Fund - Class R5	164,279	5,217,491
MFS Global Real Estate Fund - Class R5 (v)	819,028	13,448,438
MFS Growth Fund - Class R5	439,192	31,889,722
MFS Inflation-Adjusted Bond Fund - Class R5	619,776	6,495,248
MFS International Growth Fund - Class R5	673,214	18,351,816
MFS International New Discovery Fund - Class R5	365,063	10,513,822
MFS International Value Fund - Class R5	534,423	18,480,360
MFS Mid Cap Growth Fund - Class R5 (a)	1,764,039	26,672,271
MFS Mid Cap Value Fund - Class R5	1,256,209	26,480,880
MFS New Discovery Fund - Class R5	249,440	6,722,406
MFS New Discovery Value Fund - Class R5	513,806	6,669,207
MFS Research Bond Fund - Class R5	594,847	6,513,580
MFS Research Fund - Class R5	535,685	21,191,691
MFS Research International Fund - Class R5	1,211,118	21,049,230
MFS Value Fund - Class R5	911,931	31,862,882
Total Underlying Affiliated Funds (Identified Cost, $202,856,026)		$264,320,414

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	267,647	$267,647
Total Investments (Identified Cost, $203,123,673)		$264,588,061

Other Assets, Less Liabilities - (0.1)%		(187,856)
Net Assets - 100.0%		$264,400,205

MFS LIFETIME 2045 FUND

Underlying Affiliated Funds - 99.7%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	239,288	$1,890,372
MFS Emerging Markets Equity Fund - Class R5	24,171	767,665
MFS Global Real Estate Fund - Class R5 (v)	118,774	1,950,274
MFS Growth Fund - Class R5	63,800	4,632,490
MFS Inflation-Adjusted Bond Fund - Class R5	90,793	951,506
MFS International Growth Fund - Class R5	98,870	2,695,198
MFS International New Discovery Fund - Class R5	53,513	1,541,179
MFS International Value Fund - Class R5	78,235	2,705,368
MFS Mid Cap Growth Fund - Class R5 (a)	256,114	3,872,444
MFS Mid Cap Value Fund - Class R5	183,137	3,860,535
MFS New Discovery Fund - Class R5	36,137	973,890
MFS New Discovery Value Fund - Class R5	74,583	968,086
MFS Research Bond Fund - Class R5	86,933	951,913
MFS Research Fund - Class R5	78,081	3,088,894
MFS Research International Fund - Class R5	177,594	3,086,584
MFS Value Fund - Class R5	132,625	4,633,920
Total Underlying Affiliated Funds (Identified Cost, $34,693,740)		$38,570,318

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	166,752	$166,752
Total Investments (Identified Cost, $34,860,492)		$38,737,070

Other Assets, Less Liabilities - (0.1)%		(48,330)
Net Assets - 100.0%		$38,688,740

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	430,568	$3,401,486
MFS Emerging Markets Equity Fund - Class R5	43,572	1,383,860
MFS Global Real Estate Fund - Class R5 (v)	213,107	3,499,219
MFS Growth Fund - Class R5	115,016	8,351,284
MFS Inflation-Adjusted Bond Fund - Class R5	163,266	1,711,027
MFS International Growth Fund - Class R5	178,264	4,859,490
MFS International New Discovery Fund - Class R5	96,357	2,775,083
MFS International Value Fund - Class R5	141,013	4,876,245
MFS Mid Cap Growth Fund - Class R5 (a)	460,885	6,968,583
MFS Mid Cap Value Fund - Class R5	329,390	6,943,546
MFS New Discovery Fund - Class R5	65,554	1,766,672
MFS New Discovery Value Fund - Class R5	134,753	1,749,090
MFS Research Bond Fund - Class R5	156,358	1,712,124
MFS Research Fund - Class R5	140,529	5,559,333
MFS Research International Fund - Class R5	320,357	5,567,796
MFS Value Fund - Class R5	238,582	8,336,065
Total Underlying Affiliated Funds (Identified Cost, $60,536,660)		$69,460,903

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	198,682	$198,682
Total Investments (Identified Cost, $60,735,342)		$69,659,585

Other Assets, Less Liabilities - (0.1)%		(82,373)
Net Assets - 100.0%		$69,577,212

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2055 FUND

Underlying Affiliated Funds - 98.2%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	37,909	$299,478
MFS Emerging Markets Equity Fund - Class R5	3,806	120,869
MFS Global Real Estate Fund - Class R5 (v)	18,501	303,783
MFS Growth Fund - Class R5	10,008	726,645
MFS Inflation-Adjusted Bond Fund - Class R5	14,324	150,120
MFS International Growth Fund - Class R5	15,552	423,944
MFS International New Discovery Fund - Class R5	8,405	242,055
MFS International Value Fund - Class R5	12,281	424,675
MFS Mid Cap Growth Fund - Class R5 (a)	40,035	605,333
MFS Mid Cap Value Fund - Class R5	28,716	605,325
MFS New Discovery Fund - Class R5	5,652	152,317
MFS New Discovery Value Fund - Class R5	11,648	151,194
MFS Research Bond Fund - Class R5	13,716	150,189
MFS Research Fund - Class R5	12,243	484,332
MFS Research International Fund - Class R5	27,926	485,361
MFS Value Fund - Class R5	20,784	726,187
Total Underlying Affiliated Funds (Identified Cost, $5,582,766)		$6,051,807

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	103,008	$103,008
Total Investments (Identified Cost, $5,685,774)		$6,154,815

Other Assets, Less Liabilities - 0.1%		8,941
Net Assets - 100.0%		$6,163,756

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/14 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $422,209,704, $45,229,311, $300,327,450, $93,322,108, and $283,615,545, respectively)	$467,027,413	$47,218,619	$355,449,908	$101,353,497	$357,983,216
Receivables for
Investments sold	1,386,530	41,232	2,256,123	2,348	866,336
Fund shares sold	1,448,180	13,937	1,080,815	232,486	1,482,234
Receivable from investment adviser	43,578	16,672	48,223	18,631	50,658
Other assets	43,435	33,799	33,140	34,646	44,933
Total assets	$469,949,136	$47,324,259	$358,868,209	$101,641,608	$360,427,377

Liabilities
Payable to custodian	$19,006	$—	$5,449	$—	$—
Payables for
Distributions	22,156	—	—	—	—
Investments purchased	277,871	75,701	653,427	253,433	650,729
Fund shares reacquired	1,467,068	46,817	2,633,220	62,312	1,678,727
Payable to affiliates
Shareholder servicing costs	93,859	235	160,630	39	148,805
Distribution and service fees	12,993	189	5,177	404	5,255
Payable for independent Trustees’ compensation	10	13	11	13	12
Accrued expenses and other liabilities	72,729	22,301	31,840	22,538	31,934
Total liabilities	$1,965,692	$145,256	$3,489,754	$338,739	$2,515,462
Net assets	$467,983,444	$47,179,003	$355,378,455	$101,302,869	$357,911,915

Net assets consist of
Paid-in capital	$424,754,315	$44,453,959	$302,430,304	$91,818,428	$289,081,002
Unrealized appreciation (depreciation) on investments	44,817,709	1,989,308	55,122,458	8,031,389	74,367,671
Accumulated net realized gain (loss) on investments	(1,333,440)	71,163	(6,427,200)	561,463	(7,288,148)
Accumulated undistributed (distributions in excess of) net investment income	(255,140)	664,573	4,252,893	891,589	1,751,390
Net assets	$467,983,444	$47,179,003	$355,378,455	$101,302,869	$357,911,915

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net Assets
Class A	$134,155,931	$1,816,377	$57,187,910	$6,426,178	$41,916,707
Class B	21,472,820	145,254	6,933,270	956,882	8,073,547
Class C	155,001,819	828,295	18,980,168	1,849,845	14,496,557
Class I	25,113,020	115,947	3,113,080	1,057,404	10,265,175
Class R1	6,562,276	110,370	7,541,016	122,489	9,793,646
Class R2	30,952,926	1,787,098	68,893,300	3,926,491	74,407,302
Class R3	24,983,751	4,060,106	49,105,667	10,710,988	67,110,103
Class R4	69,740,901	38,315,556	143,624,044	76,252,592	131,848,878
Total net assets	$467,983,444	$47,179,003	$355,378,455	$101,302,869	$357,911,915

Shares of beneficial interest outstanding
Class A	10,937,593	166,268	4,248,543	530,875	2,940,253
Class B	1,750,481	13,375	520,930	79,779	575,521
Class C	12,640,001	76,541	1,441,989	154,672	1,038,028
Class I	2,046,907	10,582	229,556	87,125	715,172
Class R1	534,535	10,156	566,712	10,182	697,369
Class R2	2,522,649	164,165	5,155,511	325,544	5,269,353
Class R3	2,036,498	371,728	3,644,654	885,404	4,716,911
Class R4	5,684,326	3,495,910	10,602,616	6,281,023	9,200,966
Total shares of beneficial interest outstanding	38,152,990	4,308,725	26,410,511	8,354,604	25,153,573

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.27	$10.92	$13.46	$12.10	$14.26
Offering price per share (100 / 94.25 x net asset value per share)	$13.02	$11.59	$14.28	$12.84	$15.13

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.27	$10.86	$13.31	$11.99	$14.03

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.26	$10.82	$13.16	$11.96	$13.97

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.27	$10.96	$13.56	$12.14	$14.35

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.28	$10.87	$13.31	$12.03	$14.04

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.27	$10.89	$13.36	$12.06	$14.12

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.27	$10.92	$13.47	$12.10	$14.23

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.27	$10.96	$13.55	$12.14	$14.33

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $64,812,522, $203,123,673, $34,860,492, $60,735,342, and $5,685,774, respectively)	$72,045,099	$264,588,061	$38,737,070	$69,659,585	$6,154,815
Receivables for
Investments sold	15,891	183,921	130,576	18,786	9,070
Fund shares sold	65,777	358,958	63,773	133,533	28,453
Receivable from investment adviser	18,625	46,827	17,094	23,547	16,100
Other assets	33,202	35,007	32,909	34,579	32,867
Total assets	$72,178,594	$265,212,774	$38,981,422	$69,870,030	$6,241,305

Liabilities
Payables for
Investments purchased	136,044	219,903	127,791	201,974	44,174
Fund shares reacquired	52,255	413,067	142,721	42,304	11,752
Payable to affiliates
Shareholder servicing costs	36	145,730	95	23,037	18
Distribution and service fees	391	3,623	177	587	96
Payable for independent Trustees’ compensation	8	8	10	10	87
Accrued expenses and other liabilities	22,318	30,238	21,888	24,906	21,422
Total liabilities	$211,052	$812,569	$292,682	$292,818	$77,549
Net assets	$71,967,542	$264,400,205	$38,688,740	$69,577,212	$6,163,756

Net assets consist of
Paid-in capital	$63,935,408	$206,402,479	$34,439,921	$60,252,735	$5,695,652
Unrealized appreciation (depreciation) on investments	7,232,577	61,464,388	3,876,578	8,924,243	469,040
Accumulated net realized gain (loss) on investments	537,170	(3,803,255)	284,962	268,366	(5,692)
Undistributed net investment income	262,387	336,593	87,279	131,868	4,756
Net assets	$71,967,542	$264,400,205	$38,688,740	$69,577,212	$6,163,756

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net Assets
Class A	$4,686,446	$27,731,051	$2,009,013	$5,712,718	$706,440
Class B	512,119	4,343,094	343,099	693,910	199,298
Class C	1,334,277	11,228,846	565,511	1,419,780	693,147
Class I	2,545,432	9,264,668	451,429	1,062,621	276,704
Class R1	130,945	6,635,558	129,503	874,346	129,611
Class R2	3,301,590	57,908,032	1,412,627	9,663,830	500,415
Class R3	9,706,552	35,658,118	5,499,710	6,610,757	1,352,817
Class R4	49,750,181	111,630,841	28,277,848	43,539,250	2,305,324
Total net assets	$71,967,542	$264,400,208	$38,688,740	$69,577,212	$6,163,756

Shares of beneficial interest outstanding
Class A	368,269	1,919,152	156,165	367,301	54,950
Class B	40,560	304,147	26,929	45,246	15,599
Class C	106,013	794,770	44,359	92,899	54,502
Class I	199,252	636,312	35,019	68,383	21,459
Class R1	10,346	468,091	10,139	57,128	10,144
Class R2	260,209	4,039,573	110,263	627,470	39,002
Class R3	761,788	2,468,580	427,739	427,316	105,211
Class R4	3,895,514	7,671,765	2,193,999	2,803,197	178,773
Total shares of beneficial interest outstanding	5,641,951	18,302,390	3,004,612	4,488,940	479,640

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.73	$14.45	$12.86	$15.55	$12.86
Offering price per share (100 / 94.25 x net asset value per share)	$13.51	$15.33	$13.64	$16.50	$13.64

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.63	$14.28	$12.74	$15.34	$12.78

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.59	$14.13	$12.75	$15.28	$12.72

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.77	$14.56	$12.89	$15.54	$12.89

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.66	$14.18	$12.77	$15.31	$12.78

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.69	$14.34	$12.81	$15.40	$12.83

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.74	$14.44	$12.86	$15.47	$12.86

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.77	$14.55	$12.89	$15.53	$12.90

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/14 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net investment income
Dividends from underlying affiliated funds	$3,738,035	$414,604	$2,922,938	$587,798	$1,512,124
Expenses
Distribution and service fees	1,117,387	15,809	482,644	42,630	488,758
Shareholder servicing costs	112,915	2,574	137,470	4,865	147,655
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	5,956	782	5,872	1,750	5,859
Custodian fee	14,924	5,854	11,303	6,517	11,044
Shareholder communications	16,916	2,032	11,551	2,899	11,560
Audit and tax fees	16,861	16,460	16,856	16,463	16,852
Legal fees	1,463	163	1,450	279	1,292
Registration fees	79,304	47,775	68,344	49,517	61,796
Miscellaneous	11,013	6,580	9,766	6,914	9,330
Total expenses	$1,385,562	$106,852	$754,079	$140,657	$762,969
Fees paid indirectly	—	—	—	—	(1)
Reduction of expenses by investment adviser and distributor	(267,884)	(90,918)	(270,822)	(98,452)	(274,447)
Net expenses	$1,117,678	$15,934	$483,257	$42,205	$488,521
Net investment income	$2,620,357	$398,670	$2,439,681	$545,593	$1,023,603

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(408,980)	$(43,150)	$1,215,991	$(6,077)	$(246,319)
Capital gain distributions from underlying affiliated funds	157,243	16,829	159,337	54,706	273,571
Net realized gain (loss) on investments	$(251,737)	$(26,321)	$1,375,328	$48,629	$27,252
Change in unrealized appreciation (depreciation) on investments	$3,301,239	$541,150	$4,164,630	$1,829,669	$7,576,968
Net realized and unrealized gain (loss) on investments	$3,049,502	$514,829	$5,539,958	$1,878,298	$7,604,220
Change in net assets from operations	$5,669,859	$913,499	$7,979,639	$2,423,891	$8,627,823

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net investment income
Dividends from underlying affiliated funds	$205,567	$521,153	$71,960	$129,824	$10,796
Expenses
Distribution and service fees	32,436	333,851	16,192	49,442	7,762
Shareholder servicing costs	4,881	140,536	3,079	28,618	994
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	1,710	5,704	759	813	794
Custodian fee	6,105	9,491	5,623	6,049	5,148
Shareholder communications	3,146	11,570	3,135	5,883	1,996
Audit and tax fees	16,461	16,843	16,458	16,550	16,455
Legal fees	197	974	100	189	10
Registration fees	48,615	52,258	47,626	47,615	46,805
Miscellaneous	6,673	8,425	6,375	6,638	6,054
Total expenses	$129,047	$588,475	$108,170	$170,620	$94,841
Fees paid indirectly	(2)	(2)	(5)	(8)	—
Reduction of expenses by investment adviser and distributor	(96,550)	(254,632)	(92,031)	(121,106)	(87,074)
Net expenses	$32,495	$333,841	$16,134	$49,506	$7,767
Net investment income	$173,072	$187,312	$55,826	$80,318	$3,029

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(34,255)	$(109,606)	$(20,166)	$(61,400)	$(29,281)
Capital gain distributions from underlying affiliated funds	54,463	235,410	30,429	55,750	4,182
Net realized gain (loss) on investments	$20,208	$125,804	$10,263	$(5,650)	$(25,099)
Change in unrealized appreciation (depreciation) on investments	$1,453,265	$6,115,820	$808,784	$1,522,948	$127,542
Net realized and unrealized gain (loss) on investments	$1,473,473	$6,241,624	$819,047	$1,517,298	$102,443
Change in net assets from operations	$1,646,545	$6,428,936	$874,873	$1,597,616	$105,472
See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/14 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Change in net assets

From operations
Net investment income	$2,620,357	$398,670	$2,439,681	$545,593	$1,023,603
Net realized gain (loss) on investments	(251,737)	(26,321)	1,375,328	48,629	27,252
Net unrealized gain (loss) on investments	3,301,239	541,150	4,164,630	1,829,669	7,576,968
Change in net assets from operations	$5,669,859	$913,499	$7,979,639	$2,423,891	$8,627,823

Distributions declared to shareholders
From net investment income	$(2,890,280)	$—	$—	$—	$—
Change in net assets from fund share transactions	$124,560,096	$122,840	$(6,896,144)	$12,812,271	$7,438,441
Total change in net assets	$127,339,675	$1,036,339	$1,083,495	$15,236,162	$16,066,264

Net assets
At beginning of period	340,643,769	46,142,664	354,294,960	86,066,707	341,845,651
At end of period	$467,983,444	$47,179,003	$355,378,455	$101,302,869	$357,911,915
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(255,140)	$664,573	$4,252,893	$891,589	$1,751,390

Six months ended 10/31/14 (unaudited)	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$173,072	$187,312	$55,826	$80,318	$3,029
Net realized gain (loss) on investments	20,208	125,804	10,263	(5,650)	(25,099)
Net unrealized gain (loss) on investments	1,453,265	6,115,820	808,784	1,522,948	127,542
Change in net assets from operations	$1,646,545	$6,428,936	$874,873	$1,597,616	$105,472
Change in net assets from fund share transactions	$9,236,610	$6,546,546	$5,972,076	$9,841,122	$1,669,323
Total change in net assets	$10,883,155	$12,975,482	$6,846,949	$11,438,738	$1,774,795

Net assets
At beginning of period	61,084,387	251,424,723	31,841,791	58,138,474	4,388,961
At end of period	$71,967,542	$264,400,205	$38,688,740	$69,577,212	$6,163,756
Undistributed net investment income included in net assets at end of period	$262,387	$336,593	$87,279	$131,868	$4,756

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/14	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Change in net assets

From operations
Net investment income	$5,260,127	$819,331	$5,960,348	$1,199,643	$3,701,543
Net realized gain (loss) on investments	1,842,265	259,991	3,630,714	808,260	4,388,533
Net unrealized gain (loss) on investments	4,352,194	871,233	12,980,494	4,699,230	26,344,985
Change in net assets from operations	$11,454,586	$1,950,555	$22,571,556	$6,707,133	$34,435,061

Distributions declared to shareholders
From net investment income	$(5,682,746)	$(710,099)	$(5,530,035)	$(1,130,056)	$(4,250,110)
From net realized gain on investments	(484,253)	(62,172)	—	(80,640)	—
Total distributions declared to shareholders	$(6,166,999)	$(772,271)	$(5,530,035)	$(1,210,696)	$(4,250,110)
Change in net assets from fund share transactions	$55,473,637	$15,061,468	$47,195,429	$35,718,208	$78,252,232
Total change in net assets	$60,761,224	$16,239,752	$64,236,950	$41,214,645	$108,437,183

Net assets
At beginning of period	279,882,545	29,902,912	290,058,010	44,852,062	233,408,468
At end of period	$340,643,769	$46,142,664	$354,294,960	$86,066,707	$341,845,651
Undistributed net investment income included in net assets at end of period	$14,783	$265,903	$1,813,212	$345,996	$727,787

Year ended 4/30/14	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$598,282	$2,006,928	$273,242	$469,964	$22,523
Net realized gain (loss) on investments	744,480	3,638,316	401,119	691,759	34,501
Net unrealized gain (loss) on investments	4,547,693	22,832,201	2,410,342	4,536,720	245,476
Change in net assets from operations	$5,890,455	$28,477,445	$3,084,703	$5,698,443	$302,500

Distributions declared to shareholders
From net investment income	$(710,034)	$(2,760,025)	$(345,019)	$(610,024)	$(29,999)
From net realized gain on investments	(28,546)	—	(20,030)	—	(6,004)
Total distributions declared to shareholders	$(738,580)	$(2,760,025)	$(365,049)	$(610,024)	$(36,003)
Change in net assets from fund share transactions	$26,900,287	$43,018,800	$14,745,948	$23,806,578	$3,015,335
Total change in net assets	$32,052,162	$68,736,220	$17,465,602	$28,894,997	$3,281,832

Net assets
At beginning of period	29,032,225	182,688,503	14,376,189	29,243,477	1,107,129
At end of period	$61,084,387	$251,424,723	$31,841,791	$58,138,474	$4,388,961
Undistributed net investment income included in net assets at end of period	$89,315	$149,281	$31,453	$51,550	$1,727

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$12.15		$11.97	$11.40	$11.31	$10.59	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.23	$0.25	$0.31	$0.28	$0.32
Net realized and unrealized gain (loss) on investments	0.13		0.22	0.59	0.12	0.74	1.61
Total from investment operations	$0.22		$0.45	$0.84	$0.43	$1.02	$1.93

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.25)	$(0.27)	$(0.34)	$(0.30)	$(0.34)
From net realized gain on investments	—		(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	(0.10)		(0.27)	(0.27)	(0.34)	(0.30)	(0.34)
Net asset value, end of period (x)	$12.27		$12.15	$11.97	$11.40	$11.31	$10.59
Total return (%) (r)(s)(t)(x)	1.80	(n)	3.81	7.46	3.92	9.81	21.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.39	0.40	0.44	0.52	0.70
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.28	0.35
Net investment income (l)	1.46	(a)	1.95	2.16	2.82	2.61	3.20
Portfolio turnover	5	(n)	10	8	14	20	12
Net assets at end of period (000 omitted)	$134,156		$108,202	$108,914	$61,183	$36,345	$21,257

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$12.15		$11.97	$11.41	$11.32	$10.60	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.16	$0.23	$0.20	$0.25
Net realized and unrealized gain (loss) on investments	0.13		0.21	0.58	0.12	0.74	1.61
Total from investment operations	$0.17		$0.36	$0.74	$0.35	$0.94	$1.86

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.16)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
From net realized gain on investments	—		(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.05)		$(0.18)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$12.27		$12.15	$11.97	$11.41	$11.32	$10.60
Total return (%) (r)(s)(t)(x)	1.42	(n)	3.04	6.57	3.15	8.99	20.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.14	1.15	1.19	1.27	1.48
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	0.72	(a)	1.22	1.41	2.07	1.85	2.47
Portfolio turnover	5	(n)	10	8	14	20	12
Net assets at end of period (000 omitted)	$21,473		$18,577	$17,243	$11,082	$5,419	$3,104

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class C
Net asset value, beginning of period	$12.15		$11.97	$11.41	$11.31	$10.60	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.16	$0.23	$0.20	$0.25
Net realized and unrealized gain (loss) on investments	0.12		0.21	0.58	0.13	0.73	1.61
Total from investment operations	$0.16		$0.36	$0.74	$0.36	$0.93	$1.86

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.16)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
From net realized gain on investments	—		(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.05)		$(0.18)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$12.26		$12.15	$11.97	$11.41	$11.31	$10.60
Total return (%) (r)(s)(t)(x)	1.33	(n)	3.04	6.57	3.24	8.89	20.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.14	1.15	1.19	1.26	1.43
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	0.71	(a)	1.22	1.40	2.07	1.82	2.46
Portfolio turnover	5	(n)	10	8	14	20	12
Net assets at end of period (000 omitted)	$155,002		$129,848	$82,969	$61,848	$32,200	$15,484

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class I
Net asset value, beginning of period	$12.15		$11.98	$11.41	$11.32	$10.60	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.27	$0.28	$0.34	$0.32	$0.34
Net realized and unrealized gain (loss) on investments	0.12		0.20	0.59	0.12	0.73	1.62
Total from investment operations	$0.23		$0.47	$0.87	$0.46	$1.05	$1.96

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.28)	$(0.30)	$(0.37)	$(0.33)	$(0.36)
From net realized gain on investments	—		(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.11)		$(0.30)	$(0.30)	$(0.37)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$12.27		$12.15	$11.98	$11.41	$11.32	$10.60
Total return (%) (r)(s)(x)	1.92	(n)	3.99	7.72	4.18	10.07	22.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	(a)	0.14	0.15	0.19	0.26	0.45
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.01	0.10
Net investment income (l)	1.72	(a)	2.23	2.39	3.03	2.91	3.33
Portfolio turnover	5	(n)	10	8	14	20	12
Net assets at end of period (000 omitted)	$25,113		$26,507	$19,403	$8,556	$5,375	$557

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R1
Net asset value, beginning of period	$12.16		$11.98	$11.41	$11.32	$10.61	$9.01

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.16	$0.23	$0.21	$0.25
Net realized and unrealized gain (loss) on investments	0.13		0.21	0.59	0.12	0.72	1.61
Total from investment operations	$0.17		$0.36	$0.75	$0.35	$0.93	$1.86

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.16)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
From net realized gain on investments	—		(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.05)		$(0.18)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$12.28		$12.16	$11.98	$11.41	$11.32	$10.61
Total return (%) (r)(s)(x)	1.42	(n)	3.04	6.66	3.15	8.89	20.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.14	1.15	1.20	1.25	1.51
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.02	1.10
Net investment income (l)	0.68	(a)	1.22	1.43	2.05	1.90	2.47
Portfolio turnover	5	(n)	10	8	14	20	12
Net assets at end of period (000 omitted)	$6,562		$2,368	$2,503	$2,831	$3,507	$1,023

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R2
Net asset value, beginning of period	$12.16		$11.98	$11.41	$11.32	$10.60	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.21	$0.23	$0.27	$0.25	$0.30
Net realized and unrealized gain (loss) on investments	0.12		0.21	0.58	0.13	0.74	1.61
Total from investment operations	$0.19		$0.42	$0.81	$0.40	$0.99	$1.91

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.24)	$(0.31)	$(0.27)	$(0.31)
From net realized gain on investments	—		(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.08)		$(0.24)	$(0.24)	$(0.31)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$12.27		$12.16	$11.98	$11.41	$11.32	$10.60
Total return (%) (r)(s)(x)	1.59	(n)	3.55	7.19	3.66	9.53	21.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.64	0.65	0.70	0.77	0.99
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.53	0.60
Net investment income (l)	1.18	(a)	1.72	1.95	2.46	2.35	2.98
Portfolio turnover	5	(n)	10	8	14	20	12
Net assets at end of period (000 omitted)	$30,953		$7,506	$8,640	$8,799	$12,771	$10,624

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R3
Net asset value, beginning of period	$12.15		$11.97	$11.41	$11.31	$10.60	$8.99

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.23	$0.25	$0.33	$0.28	$0.33
Net realized and unrealized gain (loss) on investments	0.13		0.22	0.58	0.11	0.73	1.62
Total from investment operations	$0.22		$0.45	$0.83	$0.44	$1.01	$1.95

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.25)	$(0.27)	$(0.34)	$(0.30)	$(0.34)
From net realized gain on investments	—		(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.10)		$(0.27)	$(0.27)	$(0.34)	$(0.30)	$(0.34)
Net asset value, end of period (x)	$12.27		$12.15	$11.97	$11.41	$11.31	$10.60
Total return (%) (r)(s)(x)	1.80	(n)	3.81	7.37	4.01	9.70	21.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.39	0.40	0.44	0.52	0.77
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.28	0.35
Net investment income (l)	1.46	(a)	1.96	2.15	2.95	2.60	3.29
Portfolio turnover	5	(n)	10	8	14	20	12
Net assets at end of period (000 omitted)	$24,984		$14,526	$14,704	$11,705	$5,883	$4,151

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R4
Net asset value, beginning of period	$12.16		$11.98	$11.42	$11.32	$10.61	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.27	$0.28	$0.32	$0.31	$0.34
Net realized and unrealized gain (loss) on investments	0.12		0.21	0.58	0.15	0.73	1.63
Total from investment operations	$0.22		$0.48	$0.86	$0.47	$1.04	$1.97

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.28)	$(0.30)	$(0.37)	$(0.33)	$(0.36)
From net realized gain on investments	—		(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.11)		$(0.30)	$(0.30)	$(0.37)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$12.27		$12.16	$11.98	$11.42	$11.32	$10.61
Total return (%) (r)(s)(x)	1.84	(n)	4.07	7.63	4.27	9.97	22.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.14	0.15	0.19	0.27	0.47
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	1.70	(a)	2.22	2.41	2.88	2.82	3.38
Portfolio turnover	5	(n)	10	8	14	20	12
Net assets at end of period (000 omitted)	$69,741		$33,109	$25,505	$967	$134	$116

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class A
Net asset value, beginning of period	$10.72		$10.45	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.21	$0.11
Net realized and unrealized gain (loss) on investments	0.12		0.26	0.41
Total from investment operations	$0.20		$0.47	$0.52

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.07)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.07)
Net asset value, end of period (x)	$10.92		$10.72	$10.45
Total return (%) (r)(s)(t)(x)	1.87	(n)	4.52	5.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	(a)	0.70	8.83	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	(a)
Net investment income (l)	1.49	(a)	1.99	2.21	(a)
Portfolio turnover	10	(n)	17	6	(n)
Net assets at end of period (000 omitted)	$1,816		$1,511	$221

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class B
Net asset value, beginning of period	$10.70		$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.12		0.27	0.39
Total from investment operations	$0.16		$0.40	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.05)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.12)	$(0.05)
Net asset value, end of period (x)	$10.86		$10.70	$10.42
Total return (%) (r)(s)(t)(x)	1.50	(n)	3.80	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.38	(a)	1.47	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (l)	0.74	(a)	1.22	1.56	(a)
Portfolio turnover	10	(n)	17	6	(n)
Net assets at end of period (000 omitted)	$145		$136	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class C
Net asset value, beginning of period	$10.66		$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.12		0.26	0.39
Total from investment operations	$0.16		$0.39	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.05)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.05)
Net asset value, end of period (x)	$10.82		$10.66	$10.42
Total return (%) (r)(s)(t)(x)	1.50	(n)	3.77	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.38	(a)	1.45	10.43	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (l)	0.75	(a)	1.27	1.56	(a)
Portfolio turnover	10	(n)	17	6	(n)
Net assets at end of period (000 omitted)	$828		$410	$106

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class I
Net asset value, beginning of period	$10.75		$10.46	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.23	$0.13
Net realized and unrealized gain (loss) on investments	0.11		0.27	0.40
Total from investment operations	$0.21		$0.50	$0.53

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.07)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.07)
Net asset value, end of period (x)	$10.96		$10.75	$10.46
Total return (%) (r)(s)(x)	1.95	(n)	4.83	5.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	(a)	0.47	9.43	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	1.80	(a)	2.19	2.55	(a)
Portfolio turnover	10	(n)	17	6	(n)
Net assets at end of period (000 omitted)	$116		$192	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R1
Net asset value, beginning of period	$10.71		$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.12		0.27	0.39
Total from investment operations	$0.16		$0.40	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.05)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.11)	$(0.05)
Net asset value, end of period (x)	$10.87		$10.71	$10.42
Total return (%) (r)(s)(x)	1.49	(n)	3.83	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.38	(a)	1.47	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (l)	0.74	(a)	1.21	1.56	(a)
Portfolio turnover	10	(n)	17	6	(n)
Net assets at end of period (000 omitted)	$110		$109	$105

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R2
Net asset value, beginning of period	$10.70		$10.44	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.18	$0.10
Net realized and unrealized gain (loss) on investments	0.12		0.27	0.40
Total from investment operations	$0.19		$0.45	$0.50

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.06)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.19)	$(0.06)
Net asset value, end of period (x)	$10.89		$10.70	$10.44
Total return (%) (r)(s)(x)	1.78	(n)	4.30	5.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	(a)	0.94	9.93	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	(a)
Net investment income (l)	1.24	(a)	1.74	2.06	(a)
Portfolio turnover	10	(n)	17	6	(n)
Net assets at end of period (000 omitted)	$1,787		$1,591	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R3
Net asset value, beginning of period	$10.72		$10.44	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.21	$0.09
Net realized and unrealized gain (loss) on investments	0.12		0.27	0.42
Total from investment operations	$0.20		$0.48	$0.51

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.07)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.07)
Net asset value, end of period (x)	$10.92		$10.72	$10.44
Total return (%) (r)(s)(x)	1.87	(n)	4.58	5.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	(a)	0.71	2.85	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	(a)
Net investment income (l)	1.48	(a)	2.00	1.78	(a)
Portfolio turnover	10	(n)	17	6	(n)
Net assets at end of period (000 omitted)	$4,060		$3,515	$1,781

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R4
Net asset value, beginning of period	$10.75		$10.45	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.23	$0.10
Net realized and unrealized gain (loss) on investments	0.11		0.28	0.42
Total from investment operations	$0.21		$0.51	$0.52

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.07)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.07)
Net asset value, end of period (x)	$10.96		$10.75	$10.45
Total return (%) (r)(s)(x)	1.95	(n)	4.93	5.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	(a)	0.46	0.46	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	1.74	(a)	2.23	1.93	(a)
Portfolio turnover	10	(n)	17	6	(n)
Net assets at end of period (000 omitted)	$38,316		$38,679	$27,376

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012		2011	2010
Class A
Net asset value, beginning of period	$13.16		$12.49	$11.54	$11.61		$10.30	$7.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.25	$0.23	$0.25		$0.20	$0.22
Net realized and unrealized gain (loss) on investments	0.21		0.64	0.95	(0.02	)(g)	1.34	2.36
Total from investment operations	$0.30		$0.89	$1.18	$0.23		$1.54	$2.58

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.23)	$(0.30)		$(0.23)	$(0.25)
Net asset value, end of period (x)	$13.46		$13.16	$12.49	$11.54		$11.61	$10.30
Total return (%) (r)(s)(t)(x)	2.28	(n)	7.18	10.34	2.15		15.11	32.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.40	0.42	0.43		0.44	0.46
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25		0.28	0.35
Net investment income (l)	1.36	(a)	1.96	1.94	2.27		1.91	2.28
Portfolio turnover	6	(n)	12	15	14		19	9
Net assets at end of period (000 omitted)	$57,188		$55,682	$39,924	$33,245		$27,869	$20,097

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012		2011	2010
Class B
Net asset value, beginning of period	$13.06		$12.40	$11.45	$11.52		$10.23	$7.92

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.14	$0.14	$0.17		$0.12	$0.15
Net realized and unrealized gain (loss) on investments	0.21		0.64	0.96	(0.03	)(g)	1.33	2.34
Total from investment operations	$0.25		$0.78	$1.10	$0.14		$1.45	$2.49

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.15)	$(0.21)		$(0.16)	$(0.18)
Net asset value, end of period (x)	$13.31		$13.06	$12.40	$11.45		$11.52	$10.23
Total return (%) (r)(s)(t)(x)	1.91	(n)	6.33	9.65	1.36		14.23	31.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.15	1.17	1.18		1.19	1.22
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00		1.03	1.10
Net investment income (l)	0.61	(a)	1.12	1.19	1.51		1.16	1.55
Portfolio turnover	6	(n)	12	15	14		19	9
Net assets at end of period (000 omitted)	$6,933		$7,055	$6,777	$5,820		$5,649	$4,418

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012		2011	2010
Class C
Net asset value, beginning of period	$12.92		$12.27	$11.34	$11.43		$10.16	$7.88

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.14	$0.14	$0.17		$0.12	$0.15
Net realized and unrealized gain (loss) on investments	0.20		0.64	0.94	(0.03	)(g)	1.32	2.32
Total from investment operations	$0.24		$0.78	$1.08	$0.14		$1.44	$2.47

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.15)	$(0.23)		$(0.17)	$(0.19)
Net asset value, end of period (x)	$13.16		$12.92	$12.27	$11.34		$11.43	$10.16
Total return (%) (r)(s)(t)(x)	1.86	(n)	6.36	9.64	1.33		14.27	31.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.15	1.17	1.18		1.19	1.21
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00		1.03	1.10
Net investment income (l)	0.60	(a)	1.13	1.19	1.54		1.17	1.58
Portfolio turnover	6	(n)	12	15	14		19	9
Net assets at end of period (000 omitted)	$18,980		$18,515	$16,209	$11,862		$9,727	$5,978

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012		2011	2010
Class I
Net asset value, beginning of period	$13.24		$12.56	$11.59	$11.66		$10.34	$8.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.27	$0.26	$0.28		$0.23	$0.24
Net realized and unrealized gain (loss) on investments	0.21		0.66	0.97	(0.03	)(g)	1.34	2.37
Total from investment operations	$0.32		$0.93	$1.23	$0.25		$1.57	$2.61

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.26)	$(0.32)		$(0.25)	$(0.27)
Net asset value, end of period (x)	$13.56		$13.24	$12.56	$11.59		$11.66	$10.34
Total return (%) (r)(s)(x)	2.42	(n)	7.42	10.73	2.38		15.39	32.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.15	0.17	0.18		0.19	0.22
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00		0.03	0.10
Net investment income (l)	1.61	(a)	2.10	2.18	2.50		2.19	2.57
Portfolio turnover	6	(n)	12	15	14		19	9
Net assets at end of period (000 omitted)	$3,113		$2,916	$2,778	$1,948		$1,488	$857

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012		2011	2010
Class R1
Net asset value, beginning of period	$13.06		$12.39	$11.43	$11.50		$10.20	$7.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.14	$0.14	$0.17		$0.12	$0.14
Net realized and unrealized gain (loss) on investments	0.21		0.64	0.96	(0.03	)(g)	1.33	2.34
Total from investment operations	$0.25		$0.78	$1.10	$0.14		$1.45	$2.48

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.14)	$(0.21)		$(0.15)	$(0.18)
Net asset value, end of period (x)	$13.31		$13.06	$12.39	$11.43		$11.50	$10.20
Total return (%) (r)(s)(x)	1.91	(n)	6.35	9.65	1.32		14.26	31.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.15	1.18	1.18		1.19	1.22
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00		1.03	1.10
Net investment income (l)	0.61	(a)	1.12	1.19	1.50		1.14	1.55
Portfolio turnover	6	(n)	12	15	14		19	9
Net assets at end of period (000 omitted)	$7,541		$7,494	$8,293	$8,804		$9,509	$9,195

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012		2011	2010
Class R2
Net asset value, beginning of period	$13.08		$12.42	$11.46	$11.54		$10.24	$7.93

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.21	$0.20	$0.22		$0.18	$0.19
Net realized and unrealized gain (loss) on investments	0.21		0.64	0.96	(0.03	)(g)	1.33	2.35
Total from investment operations	$0.28		$0.85	$1.16	$0.19		$1.51	$2.54

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.20)	$(0.27)		$(0.21)	$(0.23)
Net asset value, end of period (x)	$13.36		$13.08	$12.42	$11.46		$11.54	$10.24
Total return (%) (r)(s)(x)	2.14	(n)	6.83	10.21	1.82		14.84	32.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.65	0.68	0.68		0.69	0.72
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50		0.53	0.60
Net investment income (l)	1.11	(a)	1.63	1.68	2.02		1.66	2.06
Portfolio turnover	6	(n)	12	15	14		19	9
Net assets at end of period (000 omitted)	$68,893		$71,178	$65,371	$67,060		$61,509	$49,039

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012		2011	2010
Class R3
Net asset value, beginning of period	$13.18		$12.50	$11.54	$11.62		$10.30	$7.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.24	$0.23	$0.25		$0.20	$0.22
Net realized and unrealized gain (loss) on investments	0.20		0.66	0.96	(0.03	)(g)	1.35	2.36
Total from investment operations	$0.29		$0.90	$1.19	$0.22		$1.55	$2.58

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.23)	$(0.30)		$(0.23)	$(0.25)
Net asset value, end of period (x)	$13.47		$13.18	$12.50	$11.54		$11.62	$10.30
Total return (%) (r)(s)(x)	2.20	(n)	7.20	10.46	2.06		15.18	32.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.40	0.42	0.43		0.44	0.47
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25		0.28	0.35
Net investment income (l)	1.36	(a)	1.86	1.94	2.27		1.91	2.31
Portfolio turnover	6	(n)	12	15	14		19	9
Net assets at end of period (000 omitted)	$49,106		$44,145	$41,188	$23,615		$19,344	$15,848

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012		2011	2010
Class R4
Net asset value, beginning of period	$13.23		$12.55	$11.58	$11.65		$10.34	$7.99

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.27	$0.27	$0.29		$0.21	$0.24
Net realized and unrealized gain (loss) on investments	0.21		0.66	0.96	(0.04	)(g)	1.35	2.38
Total from investment operations	$0.32		$0.93	$1.23	$0.25		$1.56	$2.62

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.26)	$(0.32)		$(0.25)	$(0.27)
Net asset value, end of period (x)	$13.55		$13.23	$12.55	$11.58		$11.65	$10.34
Total return (%) (r)(s)(x)	2.42	(n)	7.42	10.74	2.39		15.29	32.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.15	0.16	0.18		0.19	0.21
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00		0.05	0.10
Net investment income (l)	1.62	(a)	2.13	2.21	2.61		2.03	2.54
Portfolio turnover	6	(n)	12	15	14		19	9
Net assets at end of period (000 omitted)	$143,624		$147,311	$109,518	$1,583		$441	$344

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class A
Net asset value, beginning of period	$11.81		$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.20	$0.09
Net realized and unrealized gain (loss) on investments	0.23		0.94	0.86
Total from investment operations	$0.29		$1.14	$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.09)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.19)	$(0.09)
Net asset value, end of period (x)	$12.10		$11.81	$10.86
Total return (%) (r)(s)(t)(x)	2.46	(n)	10.52	9.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)	0.52	7.31	(a)
Expenses after expense reductions (f)(h)	0.23	(a)	0.25	0.25	(a)
Net investment income (l)	1.02	(a)	1.74	1.75	(a)
Portfolio turnover	5	(n)	10	8	(n)
Net assets at end of period (000 omitted)	$6,426		$4,238	$380

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class B
Net asset value, beginning of period	$11.75		$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.10	$0.04
Net realized and unrealized gain (loss) on investments	0.23		0.94	0.87
Total from investment operations	$0.24		$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.08)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.12)	$(0.08)
Net asset value, end of period (x)	$11.99		$11.75	$10.83
Total return (%) (r)(s)(t)(x)	2.04	(n)	9.68	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.28	7.38	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (l)	0.25	(a)	0.87	0.86	(a)
Portfolio turnover	5	(n)	10	8	(n)
Net assets at end of period (000 omitted)	$957		$754	$343

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class C
Net asset value, beginning of period	$11.71		$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.13	$0.07
Net realized and unrealized gain (loss) on investments	0.23		0.91	0.84
Total from investment operations	$0.25		$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.08)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.16)	$(0.08)
Net asset value, end of period (x)	$11.96		$11.71	$10.83
Total return (%) (r)(s)(t)(x)	2.13	(n)	9.65	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.27	9.16	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (l)	0.25	(a)	1.15	1.30	(a)
Portfolio turnover	5	(n)	10	8	(n)
Net assets at end of period (000 omitted)	$1,850		$1,376	$171

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class I
Net asset value, beginning of period	$11.83		$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.24	$0.12
Net realized and unrealized gain (loss) on investments	0.24		0.92	0.85
Total from investment operations	$0.31		$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.10)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.14		$11.83	$10.87
Total return (%) (r)(s)(x)	2.62	(n)	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	(a)	0.27	9.11	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	1.22	(a)	2.09	2.45	(a)
Portfolio turnover	5	(n)	10	8	(n)
Net assets at end of period (000 omitted)	$1,057		$443	$110

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R1
Net asset value, beginning of period	$11.78		$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.10	$0.07
Net realized and unrealized gain (loss) on investments	0.23		0.94	0.84
Total from investment operations	$0.25		$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.08)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.09)	$(0.08)
Net asset value, end of period (x)	$12.03		$11.78	$10.83
Total return (%) (r)(s)(x)	2.12	(n)	9.63	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.29	10.12	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (l)	0.26	(a)	0.85	1.45	(a)
Portfolio turnover	5	(n)	10	8	(n)
Net assets at end of period (000 omitted)	$122		$120	$109

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R2
Net asset value, beginning of period	$11.78		$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.13	$0.10
Net realized and unrealized gain (loss) on investments	0.23		0.97	0.84
Total from investment operations	$0.28		$1.10	$0.94

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.09)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.17)	$(0.09)
Net asset value, end of period (x)	$12.06		$11.78	$10.85
Total return (%) (r)(s)(x)	2.38	(n)	10.19	9.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	(a)	0.76	9.60	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	(a)
Net investment income (l)	0.76	(a)	1.09	1.95	(a)
Portfolio turnover	5	(n)	10	8	(n)
Net assets at end of period (000 omitted)	$3,926		$3,799	$121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R3
Net asset value, beginning of period	$11.80		$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.19	$0.06
Net realized and unrealized gain (loss) on investments	0.24		0.93	0.89
Total from investment operations	$0.30		$1.12	$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.09)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.09)
Net asset value, end of period (x)	$12.10		$11.80	$10.86
Total return (%) (r)(s)(x)	2.54	(n)	10.39	9.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)	0.53	1.74	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	(a)
Net investment income (l)	0.99	(a)	1.70	1.13	(a)
Portfolio turnover	5	(n)	10	8	(n)
Net assets at end of period (000 omitted)	$10,711		$8,877	$3,065

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R4
Net asset value, beginning of period	$11.83		$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.21	$0.07
Net realized and unrealized gain (loss) on investments	0.23		0.95	0.90
Total from investment operations	$0.31		$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.10)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.14		$11.83	$10.87
Total return (%) (r)(s)(x)	2.62	(n)	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	(a)	0.28	0.33	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	1.26	(a)	1.88	1.28	(a)
Portfolio turnover	5	(n)	10	8	(n)
Net assets at end of period (000 omitted)	$76,253		$66,460	$40,552
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$13.90		$12.51	$11.10	$11.39	$9.66	$7.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.17	$0.15	$0.15	$0.11	$0.13
Net realized and unrealized gain (loss) on investments	0.32		1.41	1.42	(0.23)	1.78	2.63
Total from investment operations	$0.36		$1.58	$1.57	$(0.08)	$1.89	$2.76

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.16)	$(0.21)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$14.26		$13.90	$12.51	$11.10	$11.39	$9.66
Total return (%) (r)(s)(t)(x)	2.59	(n)	12.67	14.24	(0.49)	19.70	39.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.41	0.46	0.47	0.50	0.55
Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.25	0.25	0.28	0.35
Net investment income (l)	0.60	(a)	1.30	1.32	1.40	1.13	1.45
Portfolio turnover	6	(n)	6	13	12	15	6
Net assets at end of period (000 omitted)	$41,917		$39,929	$26,738	$18,822	$15,665	$9,817

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$13.73		$12.37	$10.99	$11.27	$9.58	$7.03

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.07	$0.07	$0.04	$0.06
Net realized and unrealized gain (loss) on investments	0.31		1.39	1.39	(0.21)	1.74	2.61
Total from investment operations	$0.30		$1.46	$1.46	$(0.14)	$1.78	$2.67

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.08)	$(0.14)	$(0.09)	$(0.12)
Net asset value, end of period (x)	$14.03		$13.73	$12.37	$10.99	$11.27	$9.58
Total return (%) (r)(s)(t)(x)	2.18	(n)	11.82	13.39	(1.16)	18.69	38.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.16	1.21	1.22	1.25	1.31
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.03	1.10
Net investment income (loss) (l)	(0.16	)(a)	0.53	0.60	0.63	0.37	0.72
Portfolio turnover	6	(n)	6	13	12	15	6
Net assets at end of period (000 omitted)	$8,074		$8,022	$6,347	$4,497	$3,996	$2,911

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class C
Net asset value, beginning of period	$13.67		$12.33	$10.94	$11.24	$9.56	$7.03

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.06	$0.06	$0.04	$0.06
Net realized and unrealized gain (loss) on investments	0.31		1.38	1.41	(0.22)	1.75	2.60
Total from investment operations	$0.30		$1.45	$1.47	$(0.16)	$1.79	$2.66

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.08)	$(0.14)	$(0.11)	$(0.13)
Net asset value, end of period (x)	$13.97		$13.67	$12.33	$10.94	$11.24	$9.56
Total return (%) (r)(s)(t)(x)	2.19	(n)	11.78	13.48	(1.27)	18.81	37.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.16	1.21	1.22	1.25	1.30
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.02	1.10
Net investment income (loss) (l)	(0.15	)(a)	0.55	0.57	0.62	0.39	0.70
Portfolio turnover	6	(n)	6	13	12	15	6
Net assets at end of period (000 omitted)	$14,497		$13,791	$8,949	$6,861	$5,594	$2,495

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class I
Net asset value, beginning of period	$13.98		$12.58	$11.15	$11.43	$9.70	$7.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.21	$0.18	$0.17	$0.14	$0.16
Net realized and unrealized gain (loss) on investments	0.31		1.41	1.43	(0.21)	1.77	2.63
Total from investment operations	$0.37		$1.62	$1.61	$(0.04)	$1.91	$2.79

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.18)	$(0.24)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$14.35		$13.98	$12.58	$11.15	$11.43	$9.70
Total return (%) (r)(s)(x)	2.65	(n)	12.90	14.60	(0.17)	19.85	39.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.16	0.21	0.22	0.25	0.32
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	0.83	(a)	1.54	1.60	1.59	1.35	1.79
Portfolio turnover	6	(n)	6	13	12	15	6
Net assets at end of period (000 omitted)	$10,265		$8,067	$6,207	$4,121	$3,009	$1,958

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R1
Net asset value, beginning of period	$13.75		$12.39	$10.99	$11.28	$9.57	$7.03

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.07	$0.07	$0.03	$0.07
Net realized and unrealized gain (loss) on investments	0.30		1.39	1.41	(0.23)	1.76	2.60
Total from investment operations	$0.29		$1.46	$1.48	$(0.16)	$1.79	$2.67

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.08)	$(0.13)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$14.04		$13.75	$12.39	$10.99	$11.28	$9.57
Total return (%) (r)(s)(x)	2.11	(n)	11.79	13.51	(1.26)	18.76	38.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.16	1.21	1.22	1.25	1.31
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.03	1.10
Net investment income (loss) (l)	(0.16	)(a)	0.56	0.58	0.63	0.35	0.79
Portfolio turnover	6	(n)	6	13	12	15	6
Net assets at end of period (000 omitted)	$9,794		$10,816	$9,253	$7,355	$6,558	$6,389

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R2
Net asset value, beginning of period	$13.79		$12.42	$11.01	$11.30	$9.59	$7.04

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.14	$0.12	$0.12	$0.09	$0.11
Net realized and unrealized gain (loss) on investments	0.31		1.39	1.42	(0.22)	1.76	2.60
Total from investment operations	$0.33		$1.53	$1.54	$(0.10)	$1.85	$2.71

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.13)	$(0.19)	$(0.14)	$(0.16)
Net asset value, end of period (x)	$14.12		$13.79	$12.42	$11.01	$11.30	$9.59
Total return (%) (r)(s)(x)	2.39	(n)	12.34	14.05	(0.75)	19.38	38.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.66	0.71	0.72	0.75	0.81
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.53	0.60
Net investment income (l)	0.34	(a)	1.04	1.08	1.14	0.88	1.25
Portfolio turnover	6	(n)	6	13	12	15	6
Net assets at end of period (000 omitted)	$74,407		$73,435	$59,251	$54,704	$48,253	$36,518

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R3
Net asset value, beginning of period	$13.87		$12.49	$11.08	$11.37	$9.64	$7.07

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.18	$0.15	$0.14	$0.11	$0.13
Net realized and unrealized gain (loss) on investments	0.32		1.39	1.42	(0.22)	1.78	2.62
Total from investment operations	$0.36		$1.57	$1.57	$(0.08)	$1.89	$2.75

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.16)	$(0.21)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$14.23		$13.87	$12.49	$11.08	$11.37	$9.64
Total return (%) (r)(s)(x)	2.60	(n)	12.63	14.26	(0.50)	19.73	38.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.41	0.46	0.47	0.50	0.56
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.28	0.35
Net investment income (l)	0.59	(a)	1.34	1.30	1.36	1.14	1.50
Portfolio turnover	6	(n)	6	13	12	15	6
Net assets at end of period (000 omitted)	$67,110		$57,969	$35,972	$25,364	$18,169	$13,516

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R4
Net asset value, beginning of period	$13.96		$12.56	$11.14	$11.42	$9.69	$7.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.21	$0.20	$0.17	$0.14	$0.14
Net realized and unrealized gain (loss) on investments	0.31		1.41	1.40	(0.21)	1.77	2.65
Total from investment operations	$0.37		$1.62	$1.60	$(0.04)	$1.91	$2.79

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.18)	$(0.24)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$14.33		$13.96	$12.56	$11.14	$11.42	$9.69
Total return (%) (r)(s)(x)	2.65	(n)	12.93	14.53	(0.17)	19.87	39.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.16	0.19	0.22	0.25	0.29
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	0.84	(a)	1.57	1.72	1.60	1.42	1.64
Portfolio turnover	6	(n)	6	13	12	15	6
Net assets at end of period (000 omitted)	$131,849		$129,817	$80,692	$902	$702	$278

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class A
Net asset value, beginning of period	$12.41		$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.16	$0.07
Net realized and unrealized gain (loss) on investments	0.30		1.35	1.11
Total from investment operations	$0.32		$1.51	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.11)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.73		$12.41	$11.07
Total return (%) (r)(s)(t)(x)	2.58	(n)	13.61	11.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	(a)	0.63	6.19	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.24	0.25	(a)
Net investment income (l)	0.36	(a)	1.33	1.33	(a)
Portfolio turnover	3	(n)	8	3	(n)
Net assets at end of period (000 omitted)	$4,686		$3,502	$671

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class B
Net asset value, beginning of period	$12.36		$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.03	$0.05
Net realized and unrealized gain (loss) on investments	0.30		1.38	1.09
Total from investment operations	$0.27		$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.09)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.10)	$(0.09)
Net asset value, end of period (x)	$12.63		$12.36	$11.05
Total return (%) (r)(s)(t)(x)	2.18	(n)	12.75	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	1.40	8.13	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.40	)(a)	0.27	0.94	(a)
Portfolio turnover	3	(n)	8	3	(n)
Net assets at end of period (000 omitted)	$512		$404	$186

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class C
Net asset value, beginning of period	$12.32		$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.05	$0.06
Net realized and unrealized gain (loss) on investments	0.29		1.36	1.08
Total from investment operations	$0.27		$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.09)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.14)	$(0.09)
Net asset value, end of period (x)	$12.59		$12.32	$11.05
Total return (%) (r)(s)(t)(x)	2.19	(n)	12.76	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	1.37	9.03	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.40	)(a)	0.45	1.11	(a)
Portfolio turnover	3	(n)	8	3	(n)
Net assets at end of period (000 omitted)	$1,334		$907	$136

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class I
Net asset value, beginning of period	$12.44		$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.17	$0.11
Net realized and unrealized gain (loss) on investments	0.29		1.36	1.09
Total from investment operations	$0.33		$1.53	$1.20

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.11)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.11)
Net asset value, end of period (x)	$12.77		$12.44	$11.09
Total return (%) (r)(s)(x)	2.65	(n)	13.80	12.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.39	8.23	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	0.61	(a)	1.39	2.16	(a)
Portfolio turnover	3	(n)	8	3	(n)
Net assets at end of period (000 omitted)	$2,545		$1,417	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class R1
Net asset value, beginning of period	$12.39		$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.03	$0.06
Net realized and unrealized gain (loss) on investments	0.30		1.38	1.08
Total from investment operations	$0.27		$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.09)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.07)	$(0.09)
Net asset value, end of period (x)	$12.66		$12.39	$11.05
Total return (%) (r)(s)(x)	2.18	(n)	12.73	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	1.41	9.24	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.40	)(a)	0.29	1.17	(a)
Portfolio turnover	3	(n)	8	3	(n)
Net assets at end of period (000 omitted)	$131		$126	$112

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class R2
Net asset value, beginning of period	$12.39		$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.11	$0.08
Net realized and unrealized gain (loss) on investments	0.29		1.36	1.09
Total from investment operations	$0.30		$1.47	$1.17

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.10)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.10)
Net asset value, end of period (x)	$12.69		$12.39	$11.07
Total return (%) (r)(s)(x)	2.42	(n)	13.31	11.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.78	(a)	0.87	7.87	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	(a)
Net investment income (l)	0.10	(a)	0.94	1.50	(a)
Portfolio turnover	3	(n)	8	3	(n)
Net assets at end of period (000 omitted)	$3,302		$2,718	$320

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class R3
Net asset value, beginning of period	$12.43		$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.13	$0.03
Net realized and unrealized gain (loss) on investments	0.29		1.38	1.16
Total from investment operations	$0.31		$1.51	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.11)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.16)	$(0.11)
Net asset value, end of period (x)	$12.74		$12.43	$11.08
Total return (%) (r)(s)(x)	2.49	(n)	13.65	11.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	(a)	0.64	1.80	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	(a)
Net investment income (l)	0.34	(a)	1.10	0.53	(a)
Portfolio turnover	3	(n)	8	3	(n)
Net assets at end of period (000 omitted)	$9,707		$6,246	$2,431

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class R4
Net asset value, beginning of period	$12.44		$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.16	$0.03
Net realized and unrealized gain (loss) on investments	0.29		1.38	1.16
Total from investment operations	$0.33		$1.54	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.11)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.11)
Net asset value, end of period (x)	$12.77		$12.44	$11.08
Total return (%) (r)(s)(x)	2.65	(n)	13.90	12.03	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.39	0.47	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	0.60	(a)	1.35	0.59	(a)
Portfolio turnover	3	(n)	8	3	(n)
Net assets at end of period (000 omitted)	$49,750		$45,765	$25,065

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$14.09		$12.49	$10.96	$11.31	$9.49	$6.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.13	$0.11	$0.10	$0.08	$0.10
Net realized and unrealized gain (loss) on investments	0.35		1.64	1.55	(0.27)	1.88	2.66
Total from investment operations	$0.36		$1.77	$1.66	$(0.17)	$1.96	$2.76

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.13)	$(0.18)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$14.45		$14.09	$12.49	$10.96	$11.31	$9.49
Total return (%) (r)(s)(t)(x)	2.56	(n)	14.18	15.25	(1.36)	20.78	40.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.45	0.53	0.55	0.59	0.69
Expenses after expense reductions (f)(h)	0.25	(a)	0.24	0.25	0.25	0.28	0.35
Net investment income (l)	0.15	(a)	0.97	1.02	0.97	0.85	1.21
Portfolio turnover	6	(n)	8	16	13	14	8
Net assets at end of period (000 omitted)	$27,731		$25,674	$17,207	$12,700	$10,260	$6,861

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$13.98		$12.41	$10.90	$11.25	$9.44	$6.88

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.02	$0.03	$0.02	$0.01	$0.04
Net realized and unrealized gain (loss) on investments	0.34		1.62	1.54	(0.27)	1.87	2.64
Total from investment operations	$0.30		$1.64	$1.57	$(0.25)	$1.88	$2.68

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.06)	$(0.10)	$(0.07)	$(0.12)
Net asset value, end of period (x)	$14.28		$13.98	$12.41	$10.90	$11.25	$9.44
Total return (%) (r)(s)(t)(x)	2.15	(n)	13.26	14.42	(2.09)	20.00	39.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.20	1.28	1.30	1.34	1.46
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.03	1.10
Net investment income (loss) (l)	(0.60	)(a)	0.16	0.29	0.21	0.11	0.49
Portfolio turnover	6	(n)	8	16	13	14	8
Net assets at end of period (000 omitted)	$4,343		$4,155	$3,369	$2,498	$2,244	$1,630

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class C
Net asset value, beginning of period	$13.83		$12.28	$10.79	$11.16	$9.38	$6.85

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.02	$0.03	$0.03	$0.01	$0.05
Net realized and unrealized gain (loss) on investments	0.34		1.61	1.52	(0.28)	1.85	2.61
Total from investment operations	$0.30		$1.63	$1.55	$(0.25)	$1.86	$2.66

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.06)	$(0.12)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$14.13		$13.83	$12.28	$10.79	$11.16	$9.38
Total return (%) (r)(s)(t)(x)	2.17	(n)	13.30	14.40	(2.14)	19.93	38.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.20	1.27	1.30	1.34	1.44
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.03	1.10
Net investment income (loss) (l)	(0.60	)(a)	0.14	0.28	0.26	0.12	0.53
Portfolio turnover	6	(n)	8	16	13	14	8
Net assets at end of period (000 omitted)	$11,229		$10,639	$8,046	$5,663	$3,597	$2,134

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class I
Net asset value, beginning of period	$14.18		$12.57	$11.02	$11.37	$9.53	$6.93

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.16	$0.14	$0.12	$0.11	$0.13
Net realized and unrealized gain (loss) on investments	0.35		1.64	1.56	(0.27)	1.89	2.66
Total from investment operations	$0.38		$1.80	$1.70	$(0.15)	$2.00	$2.79

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.15)	$(0.20)	$(0.16)	$(0.19)
Net asset value, end of period (x)	$14.56		$14.18	$12.57	$11.02	$11.37	$9.53
Total return (%) (r)(s)(x)	2.68	(n)	14.38	15.61	(1.12)	21.16	40.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	(a)	0.21	0.28	0.30	0.34	0.46
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	0.39	(a)	1.20	1.27	1.19	1.11	1.47
Portfolio turnover	6	(n)	8	16	13	14	8
Net assets at end of period (000 omitted)	$9,265		$8,344	$5,754	$4,030	$2,972	$2,094

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R1
Net asset value, beginning of period	$13.88		$12.32	$10.81	$11.18	$9.39	$6.84

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.03	$0.03	$0.03	$0.01	$0.04
Net realized and unrealized gain (loss) on investments	0.34		1.61	1.53	(0.28)	1.85	2.63
Total from investment operations	$0.30		$1.64	$1.56	$(0.25)	$1.86	$2.67

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.05)	$(0.12)	$(0.07)	$(0.12)
Net asset value, end of period (x)	$14.18		$13.88	$12.32	$10.81	$11.18	$9.39
Total return (%) (r)(s)(x)	2.16	(n)	13.32	14.44	(2.12)	19.90	39.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.20	1.28	1.30	1.34	1.46
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.03	1.10
Net investment income (loss) (l)	(0.59	)(a)	0.22	0.24	0.25	0.09	0.48
Portfolio turnover	6	(n)	8	16	13	14	8
Net assets at end of period (000 omitted)	$6,636		$7,993	$6,368	$5,728	$5,204	$3,759

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R2
Net asset value, beginning of period	$14.00		$12.41	$10.89	$11.24	$9.43	$6.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.09	$0.08	$0.07	$0.06	$0.09
Net realized and unrealized gain (loss) on investments	0.35		1.63	1.54	(0.27)	1.87	2.63
Total from investment operations	$0.34		$1.72	$1.62	$(0.20)	$1.93	$2.72

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.10)	$(0.15)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$14.34		$14.00	$12.41	$10.89	$11.24	$9.43
Total return (%) (r)(s)(x)	2.43	(n)	13.91	14.93	(1.62)	20.58	39.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	(a)	0.70	0.78	0.80	0.84	0.95
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.53	0.60
Net investment income (loss) (l)	(0.10	)(a)	0.67	0.74	0.71	0.63	1.05
Portfolio turnover	6	(n)	8	16	13	14	8
Net assets at end of period (000 omitted)	$57,908		$54,916	$45,142	$45,458	$38,606	$27,881

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R3
Net asset value, beginning of period	$14.09		$12.49	$10.96	$11.31	$9.49	$6.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.12	$0.11	$0.10	$0.08	$0.11
Net realized and unrealized gain (loss) on investments	0.34		1.65	1.55	(0.27)	1.88	2.65
Total from investment operations	$0.35		$1.77	$1.66	$(0.17)	$1.96	$2.76

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.13)	$(0.18)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$14.44		$14.09	$12.49	$10.96	$11.31	$9.49
Total return (%) (r)(s)(x)	2.48	(n)	14.17	15.26	(1.37)	20.78	40.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.45	0.52	0.55	0.59	0.72
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.28	0.35
Net investment income (l)	0.14	(a)	0.91	0.95	0.94	0.86	1.27
Portfolio turnover	6	(n)	8	16	13	14	8
Net assets at end of period (000 omitted)	$35,658		$30,202	$19,518	$10,073	$7,752	$5,283

	Six months ended 10/31/14 (unaudited)		Years ended 4/30
			2014	2013	2012	2011	2010
Class R4
Net asset value, beginning of period	$14.17		$12.56	$11.01	$11.36	$9.53	$6.93

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.16	$0.18	$0.13	$0.11	$0.13
Net realized and unrealized gain (loss) on investments	0.35		1.64	1.52	(0.28)	1.88	2.66
Total from investment operations	$0.38		$1.80	$1.70	$(0.15)	$1.99	$2.79

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.15)	$(0.20)	$(0.16)	$(0.19)
Net asset value, end of period (x)	$14.55		$14.17	$12.56	$11.01	$11.36	$9.53
Total return (%) (r)(s)(x)	2.68	(n)	14.39	15.62	(1.12)	21.05	40.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	(a)	0.20	0.24	0.30	0.35	0.46
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	0.40	(a)	1.19	1.50	1.20	1.11	1.51
Portfolio turnover	6	(n)	8	16	13	14	8
Net assets at end of period (000 omitted)	$111,631		$109,501	$77,285	$771	$499	$234

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class A
Net asset value, beginning of period	$12.55		$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.30		1.47	1.14
Total from investment operations	$0.31		$1.60	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.10)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.17)	$(0.10)
Net asset value, end of period (x)	$12.86		$12.55	$11.12
Total return (%) (r)(s)(t)(x)	2.47	(n)	14.36	12.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.76	(a)	0.94	7.61	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.22	0.25	(a)
Net investment income (l)	0.16	(a)	1.10	1.46	(a)
Portfolio turnover	3	(n)	10	5	(n)
Net assets at end of period (000 omitted)	$2,009		$1,403	$208

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class B
Net asset value, beginning of period	$12.47		$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.03	$0.05
Net realized and unrealized gain (loss) on investments	0.31		1.44	1.13
Total from investment operations	$0.27		$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.09)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.09)	$(0.09)
Net asset value, end of period (x)	$12.74		$12.47	$11.09
Total return (%) (r)(s)(t)(x)	2.17	(n)	13.27	11.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51	(a)	1.74	9.69	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.60	)(a)	0.23	0.90	(a)
Portfolio turnover	3	(n)	10	5	(n)
Net assets at end of period (000 omitted)	$343		$325	$143

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class C
Net asset value, beginning of period	$12.48		$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.02	$0.03
Net realized and unrealized gain (loss) on investments	0.31		1.45	1.15
Total from investment operations	$0.27		$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.09)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.08)	$(0.09)
Net asset value, end of period (x)	$12.75		$12.48	$11.09
Total return (%) (r)(s)(t)(x)	2.16	(n)	13.29	11.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51	(a)	1.74	9.35	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.60	)(a)	0.16	0.49	(a)
Portfolio turnover	3	(n)	10	5	(n)
Net assets at end of period (000 omitted)	$566		$421	$197

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class I
Net asset value, beginning of period	$12.56		$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.14	$0.11
Net realized and unrealized gain (loss) on investments	0.30		1.47	1.12
Total from investment operations	$0.33		$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.10)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.10)
Net asset value, end of period (x)	$12.89		$12.56	$11.13
Total return (%) (r)(s)(x)	2.63	(n)	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	0.74	9.30	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	0.40	(a)	1.17	2.10	(a)
Portfolio turnover	3	(n)	10	5	(n)
Net assets at end of period (000 omitted)	$451		$241	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R1
Net asset value, beginning of period	$12.51		$11.10	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.02	$0.06
Net realized and unrealized gain (loss) on investments	0.30		1.45	1.13
Total from investment operations	$0.26		$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.09)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.06)	$(0.09)
Net asset value, end of period (x)	$12.77		$12.51	$11.10
Total return (%) (r)(s)(x)	2.08	(n)	13.28	11.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51	(a)	1.77	10.30	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.60	)(a)	0.15	1.10	(a)
Portfolio turnover	3	(n)	10	5	(n)
Net assets at end of period (000 omitted)	$130		$127	$112

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R2
Net asset value, beginning of period	$12.51		$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.09	$0.08
Net realized and unrealized gain (loss) on investments	0.31		1.45	1.13
Total from investment operations	$0.30		$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.10)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.14)	$(0.10)
Net asset value, end of period (x)	$12.81		$12.51	$11.11
Total return (%) (r)(s)(x)	2.40	(n)	13.89	12.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00	(a)	1.18	9.80	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	(a)
Net investment income (loss) (l)	(0.10	)(a)	0.77	1.60	(a)
Portfolio turnover	3	(n)	10	5	(n)
Net assets at end of period (000 omitted)	$1,413		$887	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R3
Net asset value, beginning of period	$12.54		$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.12	$0.03
Net realized and unrealized gain (loss) on investments	0.31		1.45	1.20
Total from investment operations	$0.32		$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.10)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.16)	$(0.10)
Net asset value, end of period (x)	$12.86		$12.54	$11.13
Total return (%) (r)(s)(x)	2.55	(n)	14.11	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75	(a)	0.97	3.04	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	(a)
Net investment income (l)	0.14	(a)	0.97	0.54	(a)
Portfolio turnover	3	(n)	10	5	(n)
Net assets at end of period (000 omitted)	$5,500		$3,383	$1,253

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)

Class R4
Net asset value, beginning of period	$12.56		$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.15	$0.02
Net realized and unrealized gain (loss) on investments	0.30		1.46	1.21
Total from investment operations	$0.33		$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.10)
From net realized gain on investments	—		(0.01)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.10)
Net asset value, end of period (x)	$12.89		$12.56	$11.13
Total return (%) (r)(s)(x)	2.63	(n)	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	0.74	0.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	0.40	(a)	1.22	0.46	(a)
Portfolio turnover	3	(n)	10	5	(n)
Net assets at end of period (000 omitted)	$28,278		$25,056	$12,238

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Years ended 4/30			Period ended 4/30/11 (c)
			2014	2013	2012
Class A
Net asset value, beginning of period	$15.17		$13.45	$11.79	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.14	$0.13	$0.07	$0.11
Net realized and unrealized gain (loss) on investments	0.37		1.76	1.66	(0.22)	2.10
Total from investment operations	$0.38		$1.90	$1.79	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.13)	$(0.12)	$(0.13)
From net realized gain on investments	—		—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.13)	$(0.14)	$(0.13)
Net asset value, end of period (x)	$15.55		$15.17	$13.45	$11.79	$12.08
Total return (%) (r)(s)(t)(x)	2.50	(n)	14.14	15.26	(1.03)	22.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.76	1.92	4.95	4.60	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.15	(a)	1.00	1.05	0.66	1.60	(a)
Portfolio turnover	4	(n)	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$5,713		$4,726	$1,916	$655	$1,836

	Six months ended 10/31/14 (unaudited)		Years ended 4/30			Period ended 4/30/11 (c)
			2014	2013	2012
Class B
Net asset value, beginning of period	$15.01		$13.32	$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.02	$0.03	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	0.38		1.74	1.65	(0.26)	2.13
Total from investment operations	$0.33		$1.76	$1.68	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	—		—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.07)	$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$15.34		$15.01	$13.32	$11.69	$12.06
Total return (%) (r)(s)(t)(x)	2.20	(n)	13.24	14.41	(1.84)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.51	2.87	6.38	6.80	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.61	)(a)	0.13	0.29	0.16	0.46	(a)
Portfolio turnover	4	(n)	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$694		$671	$446	$329	$172

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30			Period ended 4/30/11 (c)
			2014	2013	2012
Class C
Net asset value, beginning of period	$14.96		$13.30	$11.68	$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.03	$0.04	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	0.37		1.73	1.63	(0.27)	2.12
Total from investment operations	$0.32		$1.76	$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.05)	$(0.12)	$(0.10)
From net realized gain on investments	—		—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.10)	$(0.05)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$15.28		$14.96	$13.30	$11.68	$12.06
Total return (%) (r)(s)(t)(x)	2.14	(n)	13.25	14.36	(1.79)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.51	2.83	6.49	6.87	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.60	)(a)	0.18	0.30	0.24	0.52	(a)
Portfolio turnover	4	(n)	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$1,420		$1,195	$468	$267	$167

	Six months ended 10/31/14 (unaudited)		Years ended 4/30			Period ended 4/30/11 (c)
			2014	2013	2012
Class I
Net asset value, beginning of period	$15.14		$13.41	$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.17	$0.15	$0.15	$0.11
Net realized and unrealized gain (loss) on investments	0.37		1.76	1.66	(0.27)	2.12
Total from investment operations	$0.40		$1.93	$1.81	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—		—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$15.54		$15.14	$13.41	$11.75	$12.10
Total return (%) (r)(s)(x)	2.64	(n)	14.43	15.50	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.51	1.85	5.44	5.79	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	0.40	(a)	1.20	1.21	1.33	1.55	(a)
Portfolio turnover	4	(n)	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$1,063		$840	$542	$368	$155
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30			Period ended 4/30/11 (c)
			2014	2013	2012
Class R1
Net asset value, beginning of period	$14.98		$13.31	$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.02	$0.05	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	0.38		1.74	1.62	(0.26)	2.12
Total from investment operations	$0.33		$1.76	$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	—		—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.09)	$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$15.31		$14.98	$13.31	$11.69	$12.06
Total return (%) (r)(s)(x)	2.20	(n)	13.24	14.38	(1.81)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.51	2.87	6.47	7.00	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.61	)(a)	0.16	0.38	0.21	0.58	(a)
Portfolio turnover	4	(n)	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$874		$567	$250	$182	$122

	Six months ended 10/31/14 (unaudited)		Years ended 4/30			Period ended 4/30/11 (c)
			2014	2013	2012
Class R2
Net asset value, beginning of period	$15.04		$13.34	$11.71	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$(0.01)		$0.10	$0.10	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	0.37		1.75	1.63	(0.25)	2.13
Total from investment operations	$0.36		$1.85	$1.73	$(0.18)	$2.20

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.10)	$(0.17)	$(0.12)
From net realized gain on investments	—		—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.10)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$15.40		$15.04	$13.34	$11.71	$12.08
Total return (%) (r)(s)(x)	2.39	(n)	13.87	14.88	(1.28)	22.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87	(a)	1.01	2.27	5.96	6.50	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	(a)
Net investment income (loss) (l)	(0.10	)(a)	0.67	0.81	0.66	1.08	(a)
Portfolio turnover	4	(n)	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$9,664		$6,975	$3,282	$1,627	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/14 (unaudited)		Years ended 4/30			Period ended 4/30/11 (c)
			2014	2013	2012
Class R3
Net asset value, beginning of period	$15.09		$13.37	$11.73	$12.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.13	$0.12	$0.09	$0.09
Net realized and unrealized gain (loss) on investments	0.37		1.77	1.65	(0.24)	2.12
Total from investment operations	$0.38		$1.90	$1.77	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.13)	$(0.19)	$(0.12)
From net realized gain on investments	—		—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.13)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$15.47		$15.09	$13.37	$11.73	$12.09
Total return (%) (r)(s)(x)	2.52	(n)	14.19	15.17	(1.04)	22.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.76	1.82	5.30	6.17	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.15	(a)	0.90	0.95	0.79	1.28	(a)
Portfolio turnover	4	(n)	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$6,611		$4,941	$2,694	$585	$144

	Six months ended 10/31/14 (unaudited)		Years ended 4/30			Period ended 4/30/11 (c)
			2014	2013	2012
Class R4
Net asset value, beginning of period	$15.13		$13.40	$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.18	$0.19	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	0.37		1.75	1.61	(0.25)	2.12
Total from investment operations	$0.40		$1.93	$1.80	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—		—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$15.53		$15.13	$13.40	$11.75	$12.10
Total return (%) (r)(s)(x)	2.64	(n)	14.44	15.41	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.51	0.93	5.50	6.00	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	0.40	(a)	1.22	1.51	1.19	1.58	(a)
Portfolio turnover	4	(n)	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$43,539		$38,224	$19,646	$138	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class A
Net asset value, beginning of period	$12.54		$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.12	$0.09
Net realized and unrealized gain (loss) on investments	0.31		1.45	1.14
Total from investment operations	$0.32		$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.11)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.11)
Net asset value, end of period (x)	$12.86		$12.54	$11.12
Total return (%) (r)(s)(t)(x)	2.55	(n)	14.17	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.42	(a)	7.18	12.11	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	(a)
Net investment income (l)	0.14	(a)	0.97	1.74	(a)
Portfolio turnover	13	(n)	20	3	(n)
Net assets at end of period (000 omitted)	$706		$428	$143

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class B
Net asset value, beginning of period	$12.51		$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.01	$0.06
Net realized and unrealized gain (loss) on investments	0.31		1.46	1.13
Total from investment operations	$0.27		$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.10)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.05)	$(0.10)
Net asset value, end of period (x)	$12.78		$12.51	$11.09
Total return (%) (r)(s)(t)(x)	2.16	(n)	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.18	(a)	8.83	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.60	)(a)	0.11	1.10	(a)
Portfolio turnover	13	(n)	20	3	(n)
Net assets at end of period (000 omitted)	$199		$148	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class C
Net asset value, beginning of period	$12.45		$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.06	$0.05
Net realized and unrealized gain (loss) on investments	0.31		1.41	1.14
Total from investment operations	$0.27		$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.10)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.11)	$(0.10)
Net asset value, end of period (x)	$12.72		$12.45	$11.09
Total return (%) (r)(s)(t)(x)	2.17	(n)	13.32	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.18	(a)	7.52	13.05	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.61	)(a)	0.46	1.03	(a)
Portfolio turnover	13	(n)	20	3	(n)
Net assets at end of period (000 omitted)	$693		$494	$129

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class I
Net asset value, beginning of period	$12.57		$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.14	$0.11
Net realized and unrealized gain (loss) on investments	0.29		1.47	1.13
Total from investment operations	$0.32		$1.61	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.11)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.89		$12.57	$11.13
Total return (%) (r)(s)(x)	2.55	(n)	14.50	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.22	(a)	6.45	12.29	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	0.41	(a)	1.13	2.10	(a)
Portfolio turnover	13	(n)	20	3	(n)
Net assets at end of period (000 omitted)	$277		$477	$113

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class R1
Net asset value, beginning of period	$12.51		$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.02	$0.06
Net realized and unrealized gain (loss) on investments	0.31		1.45	1.13
Total from investment operations	$0.27		$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.10)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.05)	$(0.10)
Net asset value, end of period (x)	$12.78		$12.51	$11.09
Total return (%) (r)(s)(x)	2.16	(n)	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.21	(a)	8.98	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.60	)(a)	0.15	1.10	(a)
Portfolio turnover	13	(n)	20	3	(n)
Net assets at end of period (000 omitted)	$130		$127	$112

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class R2
Net asset value, beginning of period	$12.53		$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.08
Net realized and unrealized gain (loss) on investments	0.31		1.47	1.13
Total from investment operations	$0.30		$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.10)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.12)	$(0.10)
Net asset value, end of period (x)	$12.83		$12.53	$11.11
Total return (%) (r)(s)(x)	2.39	(n)	13.88	12.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.65	(a)	7.83	12.78	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	(a)
Net investment income (loss) (l)	(0.10	)(a)	0.60	1.60	(a)
Portfolio turnover	13	(n)	20	3	(n)
Net assets at end of period (000 omitted)	$500		$260	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class R3
Net asset value, beginning of period	$12.54		$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.12	$0.07
Net realized and unrealized gain (loss) on investments	0.31		1.45	1.16
Total from investment operations	$0.32		$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.11)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.11)
Net asset value, end of period (x)	$12.86		$12.54	$11.12
Total return (%) (r)(s)(x)	2.55	(n)	14.18	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.42	(a)	7.04	11.17	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	(a)
Net investment income (l)	0.14	(a)	0.97	1.42	(a)
Portfolio turnover	13	(n)	20	3	(n)
Net assets at end of period (000 omitted)	$1,353		$894	$239

	Six months ended 10/31/14 (unaudited)		Year ended 4/30/14	Period ended 4/30/13 (c)
Class R4
Net asset value, beginning of period	$12.56		$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.15	$0.10
Net realized and unrealized gain (loss) on investments	0.31		1.45	1.14
Total from investment operations	$0.34		$1.60	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.11)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.90		$12.56	$11.13
Total return (%) (r)(s)(x)	2.71	(n)	14.41	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.18	(a)	5.94	11.79	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	0.39	(a)	1.24	1.98	(a)
Portfolio turnover	13	(n)	20	3	(n)
Net assets at end of period (000 omitted)	$2,305		$1,560	$147

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Income Fund (formerly MFS Lifetime Retirement Income Fund), MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the funds, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt

Notes to Financial Statements (unaudited) – continued

instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of October 31, 2014 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Investments at Value
Mutual Funds	$467,027,413	$—	$—	$467,027,413

MFS Lifetime 2015 Fund
Investments at Value
Mutual Funds	$47,218,619	$—	$—	$47,218,619

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$355,449,908	$—	$—	$355,449,908

MFS Lifetime 2025 Fund
Investments at Value
Mutual Funds	$101,353,497	$—	$—	$101,353,497

MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$357,983,216	$—	$—	$357,983,216

MFS Lifetime 2035 Fund
Investments at Value
Mutual Funds	$72,045,099	$—	$—	$72,045,099

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$264,588,061	$—	$—	$264,588,061

MFS Lifetime 2045 Fund
Investments at Value
Mutual Funds	$38,737,070	$—	$—	$38,737,070

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$69,659,585	$—	$—	$69,659,585

MFS Lifetime 2055 Fund
Investments at Value
Mutual Funds	$6,154,815	$—	$—	$6,154,815

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend

Notes to Financial Statements (unaudited) – continued

date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2014, is shown as a reduction of total expenses in the Statements of Operations. In the case of the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2055 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/14	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Ordinary income (including any short-term capital gains)	$5,938,764	$772,271	$5,530,035	$1,210,081	$4,250,110
Long-term capital gains	228,235	—	—	615	—
Total distributions	$6,166,999	$772,271	$5,530,035	$1,210,696	$4,250,110

Year ended 4/30/14	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Ordinary income (including any short-term capital gains)	$731,047	$2,760,025	$360,031	$610,024	$33,001
Long-term capital gains	7,533	—	5,018	—	3,002
Total distributions	$738,580	$2,760,025	$365,049	$610,024	$36,003

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/14	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Cost of investments	$425,086,339	$45,349,640	$305,994,520	$93,467,108	$289,383,318
Gross appreciation	$45,088,980	$2,322,445	$51,929,658	$8,627,194	$71,351,362
Gross depreciation	(3,147,906)	(453,466)	(2,474,270)	(740,805)	(2,751,464)
Net unrealized appreciation (depreciation)	$41,941,074	$1,868,979	$49,455,388	$7,886,389	$68,599,898

As of 4/30/14
Undistributed ordinary income	1,086,744	323,855	1,813,212	375,518	727,787
Undistributed long-term capital gain	1,140,043	159,861	—	628,312	—
Capital loss carryforwards	—	—	(2,135,458)	—	(1,547,627)
Other temporary differences	(417,072)	—	—	—	—
Net unrealized appreciation (depreciation)	$25,797,143	$1,327,829	$45,290,758	$6,056,720	$61,022,930

Notes to Financial Statements (unaudited) – continued

As of 10/31/14	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Cost of investments	$64,902,972	$207,360,104	$34,906,704	$60,954,115	$5,698,666
Gross appreciation	$7,600,057	$59,015,810	$4,060,962	$9,138,824	$481,396
Gross depreciation	(457,930)	(1,787,853)	(230,596)	(433,354)	(25,247)
Net unrealized appreciation (depreciation)	$7,142,127	$57,227,957	$3,830,366	$8,705,470	$456,149

As of 4/30/14
Undistributed ordinary income	105,944	149,281	40,497	51,550	2,499
Undistributed long-term capital gain	590,783	307,372	311,867	492,789	31,527
Net unrealized appreciation (depreciation)	$5,688,862	$51,112,137	$3,021,582	$7,182,522	$328,606

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2014, the following funds had capital loss carryforwards available to offset future realized gains:

Pre-enactment losses which expire as follows:	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund
4/30/18	$(1,840,326)	$(1,280,524)
4/30/19	(295,132)	(267,103)
Total	$(2,135,458)	$(1,547,627)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Income Fund		MFS Lifetime 2015 Fund		MFS Lifetime 2020 Fund
	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14
Class A	$1,008,656	$2,299,335	$—	$19,501	$—	$922,617
Class B	88,168	249,613	—	1,218	—	67,385
Class C	615,424	1,426,457	—	4,352	—	173,751
Class I	243,980	557,623	—	1,950	—	49,840
Class R1	23,857	30,794	—	908	—	71,136
Class R2	165,072	154,292	—	15,076	—	999,424
Class R3	169,317	296,324	—	54,766	—	719,161
Class R4	575,806	668,308	—	612,328	—	2,526,721
Total	$2,890,280	$5,682,746	$—	$710,099	$—	$5,530,035

	MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund
	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14
Class A	$—	$55,556	$—	$480,700	$—	$45,913
Class B	—	5,900	—	56,331	—	2,413
Class C	—	12,449	—	100,775	—	7,556
Class I	—	5,763	—	116,553	—	15,942
Class R1	—	794	—	78,911	—	593
Class R2	—	12,892	—	829,877	—	26,535
Class R3	—	119,838	—	760,147	—	62,307
Class R4	—	916,864	—	1,826,816	—	548,775
Total	$—	$1,130,056	$—	$4,250,110	$—	$710,034

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund
	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14
Class A	$—	$283,925	$—	$11,868	$—	$45,519
Class B	—	21,341	—	1,828	—	2,738
Class C	—	59,770	—	1,718	—	5,565
Class I	—	105,159	—	2,309	—	10,416
Class R1	—	47,452	—	547	—	2,481
Class R2	—	516,353	—	5,187	—	51,316
Class R3	—	323,525	—	31,972	—	46,435
Class R4	—	1,402,500	—	289,590	—	445,554
Total	$—	$2,760,025	$—	$345,019	$—	$610,024

	MFS Lifetime 2055 Fund
	Six months ended 10/31/14	Year ended 4/30/14
Class A	$—	$3,293
Class B	—	351
Class C	—	2,813
Class I	—	2,613
Class R1	—	345
Class R2	—	1,129
Class R3	—	6,682
Class R4	—	12,773
Total	$—	$29,999

From net realized gain on investments

	MFS Lifetime Income Fund		MFS Lifetime 2015 Fund		MFS Lifetime 2025 Fund
	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14
Class A	$—	$163,914	$—	$1,782	$—	$4,139
Class B	—	28,977	—	208	—	686
Class C	—	170,424	—	543	—	1,096
Class I	—	38,261	—	168	—	402
Class R1	—	3,581	—	168	—	132
Class R2	—	13,047	—	1,492	—	1,063
Class R3	—	21,614	—	5,140	—	9,121
Class R4	—	44,435	—	52,671	—	64,001
Total	$—	$484,253	$—	$62,172	$—	$80,640

	MFS Lifetime 2035 Fund		MFS Lifetime 2045 Fund		MFS Lifetime 2055 Fund
	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14	Six months ended 10/31/14	Year ended 4/30/14
Class A	$—	$1,940	$—	$717	$—	$626
Class B	—	178	—	210	—	249
Class C	—	382	—	220	—	756
Class I	—	622	—	130	—	436
Class R1	—	67	—	95	—	248
Class R2	—	1,228	—	370	—	288
Class R3	—	2,712	—	2,022	—	1,267
Class R4	—	21,417	—	16,266	—	2,134
Total	$—	$28,546	$—	$20,030	$—	$6,004

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles. This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until August 31, 2015. After August 31, 2015, MFS may increase such expense limitation to 0.10% annually of each fund’s average daily net assets for each class of shares without a vote of the funds’ Board of Trustees. Any increase above 0.10% would require a vote of the funds’ Board of Trustees. For the six months ended October 31, 2014, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$266,306	$90,870	$269,717	$97,725	$272,859

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$96,406	$253,663	$91,880	$120,988	$87,064

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2014, as its portion of the initial sales charge on sales of Class A shares of each fund:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$73,108	$1,276	$14,890	$7,059	$14,344

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$6,359	$8,926	$3,328	$3,180	$1,494

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$159,182
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	1,950
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	72,891
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	6,948
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.24%	52,569
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	5,080
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.24%	34,337
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.24%	2,218
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	7,098
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	688

Notes to Financial Statements (unaudited) – continued

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$105,021
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	696
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	35,039
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	4,276
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	40,636
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	2,381
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	21,467
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	1,685
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,421
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	905

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$735,060
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	3,012
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	94,967
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	8,203
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	72,513
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	5,779
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	54,527
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,333
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	6,347
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	3,003

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$28,860
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	555
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	38,158
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	613
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	50,523
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	645
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	36,948
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	649
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,631
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	650

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$62,490
MFS Lifetime 2015 Fund	0.25%	0.25%	0.50%	0.50%	4,350
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	180,849
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	9,510
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	192,346
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	7,980
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	143,986
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	3,354
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	21,307
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	1,110

Notes to Financial Statements (unaudited) – continued

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$26,774
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	5,246
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	60,740
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	13,080
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	80,171
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	10,571
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	42,586
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	5,953
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	7,638
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	1,406

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Total Distribution and Service Fees	$1,117,387	$15,809	$482,644	$42,630	$488,758

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Total Distribution and Service Fees	$32,436	$333,851	$16,192	$49,442	$7,762

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2014, these rebates amounted to the following, and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$1,140	$645	$635	$1,181	$76
Class B	7	89	—	6	—
Class C	—	2	—	40	—
Class R2	—	—	—	1	—
Class R3	—	2	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$698	$115	$53	$5
Class B	2	—	—	—
Class C	—	—	—	—
Class R2	—	—	—	—
Class R3	4	—	—	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2014, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class A	$—	$—	$—	$—	$38
Class B	19,208	44	4,408	385	2,490
Class C	23,262	255	1,435	912	1,496

CDSC Imposed	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$24	$112	$—	$48	$18
Class B	—	1,533	—	1,697	—
Class C	68	548	29	439	163

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each

Notes to Financial Statements (unaudited) – continued

underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended October 31, 2014, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2014 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
0.0040%	0.0371%	0.0049%	0.0188%	0.0049%

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
0.0258%	0.0067%	0.0485%	0.0270%	0.3220%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. Frank L. Tarantino serves as the ICCO and is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended October 31, 2014, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$784	$89	$681	$171	$669

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$124	$490	$65	$119	$9

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are included in the reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$431	$48	$367	$92	$360

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$68	$265	$36	$65	$5

On October 31, 2014, Mr. Tarantino resigned as ICCO and the service agreement between the funds and Tarantino LLC for the services of an ICCO were terminated. Effective November 1, 2014, the funds entered into a service agreement which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO). Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

On September 11, 2013, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	Class R4	6,702	$78,816
MFS Lifetime 2020 Fund	Class I	6,291	$79,581
MFS Lifetime 2030 Fund	Class R5	6,133	$80,158
MFS Lifetime 2040 Fund	Class R5	15,833	$209,312
MFS Lifetime 2050 Fund	Class A	10,362	$146,519
MFS Lifetime 2050 Fund	Class R2	10,375	$145,354
MFS Lifetime 2050 Fund	Class R3	10,419	$146,491

At October 31, 2014, MFS held approximately 76%, 97%, and 100% of the outstanding shares of Class B, Class I, and Class R1, respectively, of MFS Lifetime 2015 Fund, 100% of the outstanding shares of Class R1 of MFS Lifetime 2025 Fund, 98% of the outstanding shares of Class R1 of MFS Lifetime 2035 Fund, 100% of the outstanding shares Class R1 of MFS Lifetime 2045 Fund, and 65% and 100% of the outstanding shares of Class B and Class R1, respectively, of MFS Lifetime 2055 Fund.

(4)	Portfolio Securities

For the six months ended October 31, 2014, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Purchases	$71,698,253	$4,617,192	$21,851,136	$17,016,506	$27,106,148
Sales	$21,165,421	$4,627,538	$29,451,785	$4,366,230	$20,412,191

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Purchases	$11,198,246	$20,477,924	$6,968,344	$12,364,850	$2,229,207
Sales	$2,119,047	$14,489,980	$1,130,514	$2,717,508	$680,194

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2015 Fund
	Six months ended 10/31/14		Year ended 4/30/14		Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,403,092	$17,177,101	3,706,767	$44,120,492	49,470	$539,096	125,302	$1,317,443
Class B	89,897	1,100,725	357,418	4,257,159	910	9,786	2,745	28,737
Class C	2,491,480	30,545,715	5,596,279	66,791,195	44,215	478,503	31,056	323,569
Class I	147,148	1,806,195	1,160,160	13,821,501	679	7,391	7,612	81,074
Class R1	52,288	643,375	58,217	696,077	—	—	—	—
Class R2	320,374	3,924,484	171,366	2,049,760	18,408	199,258	205,716	2,162,431
Class R3	640,774	7,864,357	401,260	4,751,037	136,966	1,484,498	214,090	2,228,921
Class R4	3,753,269	46,080,130	1,196,961	14,307,382	238,387	2,597,376	1,423,861	14,971,481
	8,898,322	$109,142,082	12,648,428	$150,794,603	489,035	$5,315,908	2,010,382	$21,113,656

Shares issued in connection with acquisition of MFS Lifetime 2010 Fund
Class A	1,719,950	$21,206,984
Class B	255,666	3,152,365
Class C	639,108	7,873,816
Class I	41,771	515,034
Class R1	389,060	4,801,004
Class R2	1,984,019	24,462,958
Class R3	495,250	6,106,433
Class R4	128,658	1,586,352
	5,653,482	$69,704,946

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Income Fund				MFS Lifetime 2015 Fund
	Six months ended 10/31/14		Year ended 4/30/14		Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	78,865	$968,235	194,494	$2,324,811	—	$—	1,646	$17,322
Class B	6,861	84,262	22,371	267,725	—	—	136	1,426
Class C	47,623	584,663	124,658	1,492,844	—	—	467	4,895
Class I	13,712	168,379	33,493	400,806	—	—	201	2,117
Class R1	1,942	23,852	2,864	34,291	—	—	103	1,075
Class R2	12,733	156,257	13,093	156,585	—	—	1,578	16,568
Class R3	13,771	169,017	26,566	317,717	—	—	5,700	59,905
Class R4	46,862	575,272	59,557	712,646	—	—	63,153	664,999
	222,369	$2,729,937	477,096	$5,707,425	—	$—	72,984	$768,307

Shares reacquired
Class A	(1,169,957)	$(14,321,395)	(4,092,956)	$(48,819,589)	(24,064)	$(260,533)	(7,234)	$(75,638)
Class B	(130,659)	(1,601,777)	(291,067)	(3,476,917)	(220)	(2,369)	(252)	(2,648)
Class C	(1,226,630)	(15,022,638)	(1,962,744)	(23,416,049)	(6,163)	(66,355)	(3,168)	(33,627)
Class I	(336,702)	(4,128,753)	(632,803)	(7,562,119)	(7,980)	(87,067)	—	—
Class R1	(103,526)	(1,267,180)	(75,241)	(901,248)	—	—	—	—
Class R2	(411,908)	(5,042,495)	(288,290)	(3,448,285)	(2,923)	(31,443)	(68,676)	(715,356)
Class R3	(308,585)	(3,777,368)	(460,458)	(5,500,242)	(93,111)	(1,016,644)	(62,463)	(661,223)
Class R4	(968,363)	(11,855,263)	(662,114)	(7,903,942)	(342,132)	(3,728,657)	(505,999)	(5,332,003)
	(4,656,330)	$(57,016,869)	(8,465,673)	$(101,028,391)	(476,593)	$(5,193,068)	(647,792)	$(6,820,495)

Net change
Class A	2,031,950	$25,030,925	(191,695)	$(2,374,286)	25,406	$278,563	119,714	$1,259,127
Class B	221,765	2,735,575	88,722	1,047,967	690	7,417	2,629	27,515
Class C	1,951,581	23,981,556	3,758,193	44,867,990	38,052	412,148	28,355	294,837
Class I	(134,071)	(1,639,145)	560,850	6,660,188	(7,301)	(79,676)	7,813	83,191
Class R1	339,764	4,201,051	(14,160)	(170,880)	—	—	103	1,075
Class R2	1,905,218	23,501,204	(103,831)	(1,241,940)	15,485	167,815	138,618	1,463,643
Class R3	841,210	10,362,439	(32,632)	(431,488)	43,855	467,854	157,327	1,627,603
Class R4	2,960,426	36,386,491	594,404	7,116,086	(103,745)	(1,131,281)	981,015	10,304,477
	10,117,843	$124,560,096	4,659,851	$55,473,637	12,442	$122,840	1,435,574	$15,061,468

	MFS Lifetime 2020 Fund				MFS Lifetime 2025 Fund
	Six months ended 10/31/14		Year ended 4/30/14		Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	535,012	$7,145,957	1,887,773	$24,316,726	202,369	$2,431,769	400,266	$4,529,518
Class B	35,680	472,684	107,388	1,357,923	27,747	330,869	37,532	424,399
Class C	143,134	1,875,900	530,336	6,647,327	51,927	615,536	119,239	1,360,549
Class I	52,317	706,331	35,678	461,864	50,277	603,989	26,830	305,731
Class R1	56,102	744,753	125,447	1,586,600	20	240	—	—
Class R2	615,692	8,175,630	1,565,123	19,830,845	37,227	445,853	350,781	4,019,846
Class R3	908,650	12,104,506	1,355,894	17,174,344	266,482	3,199,982	543,622	6,081,974
Class R4	1,107,713	14,879,674	3,551,760	45,396,725	923,359	11,031,180	2,273,922	25,789,783
	3,454,300	$46,105,435	9,159,399	$116,772,354	1,559,408	$18,659,418	3,752,192	$42,511,800

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund				MFS Lifetime 2025 Fund
	Six months ended 10/31/14		Year ended 4/30/14		Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	68,742	$886,776	—	$—	4,992	$57,851
Class B	—	—	4,958	63,661	—	—	570	6,586
Class C	—	—	10,192	129,444	—	—	1,148	13,227
Class I	—	—	3,753	48,670	—	—	532	6,166
Class R1	—	—	5,540	71,136	—	—	80	927
Class R2	—	—	75,139	964,787	—	—	1,206	13,955
Class R3	—	—	55,663	719,161	—	—	11,136	128,959
Class R4	—	—	194,963	2,526,721	—	—	84,557	980,866
	—	$—	418,950	$5,410,356	—	$—	104,221	$1,208,537

Shares reacquired
Class A	(516,875)	$(6,904,057)	(921,482)	$(11,742,252)	(30,389)	$(367,668)	(81,384)	$(953,106)
Class B	(54,809)	(726,679)	(118,751)	(1,508,309)	(12,179)	(146,683)	(5,604)	(62,528)
Class C	(134,237)	(1,760,598)	(428,429)	(5,344,906)	(14,739)	(174,139)	(18,683)	(216,205)
Class I	(42,904)	(578,380)	(40,406)	(516,579)	(611)	(7,280)	(1)	(13)
Class R1	(63,121)	(836,797)	(226,543)	(2,871,416)	—	—	—	—
Class R2	(900,442)	(11,932,140)	(1,464,511)	(18,526,464)	(34,064)	(402,470)	(40,736)	(450,544)
Class R3	(614,647)	(8,232,236)	(1,355,591)	(17,303,858)	(133,120)	(1,613,786)	(85,068)	(979,070)
Class R4	(1,640,479)	(22,030,692)	(1,338,504)	(17,173,497)	(260,077)	(3,135,121)	(472,164)	(5,340,663)
	(3,967,514)	$(53,001,579)	(5,894,217)	$(74,987,281)	(485,179)	$(5,847,147)	(703,640)	$(8,002,129)

Net change
Class A	18,137	$241,900	1,035,033	$13,461,250	171,980	$2,064,101	323,874	$3,634,263
Class B	(19,129)	(253,995)	(6,405)	(86,725)	15,568	184,186	32,498	368,457
Class C	8,897	115,302	112,099	1,431,865	37,188	441,397	101,704	1,157,571
Class I	9,413	127,951	(975)	(6,045)	49,666	596,709	27,361	311,884
Class R1	(7,019)	(92,044)	(95,556)	(1,213,680)	20	240	80	927
Class R2	(284,750)	(3,756,510)	175,751	2,269,168	3,163	43,383	311,251	3,583,257
Class R3	294,003	3,872,270	55,966	589,647	133,362	1,586,196	469,690	5,231,863
Class R4	(532,766)	(7,151,018)	2,408,219	30,749,949	663,282	7,896,059	1,886,315	21,429,986
	(513,214)	$(6,896,144)	3,684,132	$47,195,429	1,074,229	$12,812,271	3,152,773	$35,718,208

	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Six months ended 10/31/14		Year ended 4/30/14		Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	354,305	$4,994,984	1,012,043	$13,449,152	99,028	$1,258,502	347,090	$4,020,427
Class B	34,674	483,263	130,950	1,713,094	9,722	122,034	18,422	214,492
Class C	161,133	2,246,819	485,101	6,340,207	37,193	466,580	65,503	780,155
Class I	168,394	2,416,663	150,235	1,993,092	93,007	1,169,403	109,204	1,251,590
Class R1	84,146	1,172,777	229,083	3,020,981	198	2,421	—	—
Class R2	848,062	11,903,550	1,859,371	24,448,595	55,340	698,655	232,814	2,728,738
Class R3	955,460	13,472,111	1,875,435	24,648,600	314,731	3,994,592	337,815	3,974,987
Class R4	1,243,035	17,655,111	3,796,301	50,094,240	406,851	5,151,666	1,578,001	18,590,713
	3,849,209	$54,345,278	9,538,519	$125,707,961	1,016,070	$12,863,853	2,688,849	$31,561,102

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Six months ended 10/31/14		Year ended 4/30/14		Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	32,602	$445,665	—	$—	3,916	$47,853
Class B	—	—	4,000	54,164	—	—	212	2,591
Class C	—	—	5,458	73,579	—	—	620	7,535
Class I	—	—	8,444	116,016	—	—	1,353	16,564
Class R1	—	—	5,824	78,911	—	—	54	660
Class R2	—	—	59,729	810,520	—	—	2,274	27,763
Class R3	—	—	55,729	760,147	—	—	5,312	65,019
Class R4	—	—	133,247	1,826,816	—	—	46,584	570,192
	—	$—	305,033	$4,165,818	—	$—	60,325	$738,177

Shares reacquired
Class A	(286,405)	$(4,012,490)	(308,818)	$(4,074,952)	(12,922)	$(164,152)	(129,408)	$(1,515,120)
Class B	(43,399)	(606,338)	(63,611)	(839,232)	(1,849)	(23,223)	(2,800)	(30,296)
Class C	(131,966)	(1,839,877)	(207,582)	(2,715,681)	(4,790)	(60,043)	(4,844)	(56,814)
Class I	(30,281)	(428,198)	(75,110)	(991,987)	(7,673)	(94,925)	(6,750)	(82,748)
Class R1	(173,607)	(2,432,871)	(195,089)	(2,589,684)	—	(2)	—	—
Class R2	(905,099)	(12,638,207)	(1,365,033)	(18,025,640)	(14,492)	(184,821)	(44,626)	(517,044)
Class R3	(416,791)	(5,872,390)	(632,479)	(8,385,164)	(55,606)	(704,231)	(59,849)	(718,260)
Class R4	(1,343,895)	(19,076,466)	(1,053,455)	(13,999,207)	(190,356)	(2,395,846)	(207,266)	(2,478,710)
	(3,331,443)	$(46,906,837)	(3,901,177)	$(51,621,547)	(287,688)	$(3,627,243)	(455,543)	$(5,398,992)

Net change
Class A	67,900	$982,494	735,827	$9,819,865	86,106	$1,094,350	221,598	$2,553,160
Class B	(8,725)	(123,075)	71,339	928,026	7,873	98,811	15,834	186,787
Class C	29,167	406,942	282,977	3,698,105	32,403	406,537	61,279	730,876
Class I	138,113	1,988,465	83,569	1,117,121	85,334	1,074,478	103,807	1,185,406
Class R1	(89,461)	(1,260,094)	39,818	510,208	198	2,419	54	660
Class R2	(57,037)	(734,657)	554,067	7,233,475	40,848	513,834	190,462	2,239,457
Class R3	538,669	7,599,721	1,298,685	17,023,583	259,125	3,290,361	283,278	3,321,746
Class R4	(100,860)	(1,421,355)	2,876,093	37,921,849	216,495	2,755,820	1,417,319	16,682,195
	517,766	$7,438,441	5,942,375	$78,252,232	728,382	$9,236,610	2,293,631	$26,900,287

	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Six months ended 10/31/14		Year ended 4/30/14		Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	273,306	$3,904,219	691,589	$9,200,772	49,999	$640,200	96,772	$1,159,584
Class B	24,968	355,316	62,014	830,050	852	10,856	13,568	158,128
Class C	122,692	1,726,791	339,767	4,520,085	12,415	155,606	15,954	193,367
Class I	86,445	1,251,085	141,748	1,914,401	22,957	289,952	8,895	108,137
Class R1	77,843	1,099,773	209,748	2,773,664	—	—	—	—
Class R2	759,819	10,800,995	1,570,773	20,849,297	51,301	654,425	77,261	927,491
Class R3	566,189	8,099,123	1,076,572	14,402,821	183,397	2,347,650	215,838	2,560,787
Class R4	1,028,325	14,772,613	2,671,022	35,717,800	305,706	3,902,360	1,059,619	12,528,073
	2,939,587	$42,009,915	6,763,233	$90,208,890	626,627	$8,001,049	1,487,907	$17,635,567

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Six months ended 10/31/14		Year ended 4/30/14		Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	19,041	$264,480	—	$—	1,017	$12,585
Class B	—	—	1,462	20,193	—	—	121	1,496
Class C	—	—	2,650	36,225	—	—	153	1,887
Class I	—	—	7,450	104,074	—	—	197	2,439
Class R1	—	—	3,461	47,452	—	—	52	642
Class R2	—	—	36,303	501,350	—	—	450	5,557
Class R3	—	—	23,292	323,525	—	—	2,750	33,994
Class R4	—	—	100,466	1,402,500	—	—	24,746	305,856
	—	$—	194,125	$2,699,799	—	$—	29,486	$364,456

Shares reacquired
Class A	(175,901)	$(2,491,160)	(265,999)	$(3,526,390)	(5,620)	$(71,949)	(4,713)	$(58,246)
Class B	(18,000)	(256,177)	(37,825)	(503,658)	(2)	(25)	(487)	(6,003)
Class C	(97,083)	(1,362,064)	(228,313)	(2,989,384)	(1,749)	(21,861)	(211)	(2,577)
Class I	(38,421)	(546,967)	(18,801)	(250,379)	(7,132)	(88,097)	(1)	(13)
Class R1	(185,655)	(2,639,324)	(154,146)	(2,055,588)	—	—	—	—
Class R2	(642,954)	(9,108,484)	(1,320,512)	(17,542,695)	(11,906)	(149,008)	(16,938)	(206,106)
Class R3	(241,320)	(3,460,207)	(518,653)	(6,922,489)	(25,398)	(324,919)	(61,463)	(738,493)
Class R4	(1,082,016)	(15,598,986)	(1,199,763)	(16,099,306)	(107,267)	(1,373,114)	(188,572)	(2,242,637)
	(2,481,350)	$(35,463,369)	(3,744,012)	$(49,889,889)	(159,074)	$(2,028,973)	(272,385)	$(3,254,075)

Net change
Class A	97,405	$1,413,059	444,631	$5,938,862	44,379	$568,251	93,076	$1,113,923
Class B	6,968	99,139	25,651	346,585	850	10,831	13,202	153,621
Class C	25,609	364,727	114,104	1,566,926	10,666	133,745	15,896	192,677
Class I	48,024	704,118	130,397	1,768,096	15,825	201,855	9,091	110,563
Class R1	(107,812)	(1,539,551)	59,063	765,528	—	—	52	642
Class R2	116,865	1,692,511	286,564	3,807,952	39,395	505,417	60,773	726,942
Class R3	324,869	4,638,916	581,211	7,803,857	157,999	2,022,731	157,125	1,856,288
Class R4	(53,691)	(826,373)	1,571,725	21,020,994	198,439	2,529,246	895,793	10,591,292
	458,237	$6,546,546	3,213,346	$43,018,800	467,553	$5,972,076	1,245,008	$14,745,948

	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Six months ended 10/31/14		Year ended 4/30/14		Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	126,207	$1,949,663	206,063	$2,962,634	22,739	$291,204	21,491	$259,356
Class B	3,505	52,946	13,718	196,672	3,745	47,890	1,724	21,300
Class C	21,662	331,128	49,000	707,061	16,409	208,034	27,843	335,396
Class I	16,850	260,110	16,697	237,178	4,568	58,275	29,576	365,835
Class R1	21,600	330,426	22,180	320,496	—	—	—	—
Class R2	253,669	3,882,398	348,363	5,024,846	21,951	280,030	11,177	137,448
Class R3	144,550	2,212,337	207,727	2,965,098	40,175	513,929	59,688	709,361
Class R4	683,688	10,510,550	1,583,399	22,647,422	79,888	1,024,134	132,613	1,589,144
	1,271,731	$19,529,558	2,447,147	$35,061,407	189,475	$2,423,496	284,112	$3,417,840

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Six months ended 10/31/14		Year ended 4/30/14		Six months ended 10/31/14		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,040	$45,447	—	$—	317	$3,919
Class B	—	—	185	2,738	—	—	49	600
Class C	—	—	376	5,563	—	—	290	3,568
Class I	—	—	699	10,415	—	—	247	3,049
Class R1	—	—	168	2,481	—	—	48	593
Class R2	—	—	3,442	51,039	—	—	115	1,417
Class R3	—	—	3,123	46,435	—	—	643	7,949
Class R4	—	—	29,902	445,554	—	—	1,205	14,907
	—	$—	40,935	$609,672	—	$—	2,914	$36,002

Shares reacquired
Class A	(70,439)	$(1,080,914)	(40,040)	$(574,310)	(1,918)	$(24,600)	(527)	$(6,399)
Class B	(2,950)	(45,684)	(2,698)	(39,265)	(7)	(88)	(8)	(100)
Class C	(8,627)	(130,336)	(4,701)	(67,956)	(1,571)	(19,997)	(77)	(951)
Class I	(3,993)	(61,512)	(2,313)	(33,562)	(21,093)	(258,650)	(1,951)	(24,221)
Class R1	(2,298)	(34,740)	(3,289)	(47,765)	—	—	—	—
Class R2	(89,926)	(1,369,464)	(134,088)	(1,921,994)	(3,694)	(46,277)	(651)	(7,641)
Class R3	(44,697)	(685,235)	(84,831)	(1,201,833)	(6,242)	(79,296)	(10,560)	(127,151)
Class R4	(406,853)	(6,280,551)	(553,127)	(7,977,816)	(25,302)	(325,265)	(22,870)	(272,044)
	(629,783)	$(9,688,436)	(825,087)	$(11,864,501)	(59,827)	$(754,173)	(36,644)	$(438,507)

Net change
Class A	55,768	$868,749	169,063	$2,433,771	20,821	$266,604	21,281	$256,876
Class B	555	7,262	11,205	160,145	3,738	47,802	1,765	21,800
Class C	13,035	200,792	44,675	644,668	14,838	188,037	28,056	338,013
Class I	12,857	198,598	15,083	214,031	(16,525)	(200,375)	27,872	344,663
Class R1	19,302	295,686	19,059	275,212	—	—	48	593
Class R2	163,743	2,512,934	217,717	3,153,891	18,257	233,753	10,641	131,224
Class R3	99,853	1,527,102	126,019	1,809,700	33,933	434,633	49,771	590,159
Class R4	276,835	4,229,999	1,060,174	15,115,160	54,586	698,869	110,948	1,332,007
	641,948	$9,841,122	1,662,995	$23,806,578	129,648	$1,669,323	250,382	$3,015,335
Class 529A, Class 529B, and Class 529C shares of the MFS Lifetime Income Fund have been established, but were not available for sale during the period. Please see the MFS Lifetime Income Fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2014, each fund’s commitment fee and interest expense were equal to the following and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Commitment Fee	$642	$84	$665	$167	$646
Interest Expense	—	—	—	—	—

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Commitment Fee	$118	$476	$60	$114	$9
Interest Expense	—	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Income Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount		Ending Share/Par Amount
MFS Absolute Return Fund	703,201	294,197	(26,513)		970,885
MFS Commodity Strategy Fund	366,259	229,822	(13,469)		582,612
MFS Emerging Markets Debt Fund	228,257	92,680	(12,337)		308,600
MFS Global Bond Fund	1,783,306	782,488	(61,609)		2,504,185
MFS Global Real Estate Fund	223,840	91,464	(24,556)		290,748
MFS Government Securities Fund	3,391,560	1,401,938	(199,582)		4,593,916
MFS Growth Fund	202,682	79,524	(21,057)		261,149
MFS High Income Fund	2,806,788	1,220,578	(114,855)		3,912,511
MFS Inflation-Adjusted Bond Fund	3,235,720	1,397,831	(203,231)		4,430,320
MFS Institutional Money Market Portfolio	13	59,989,949	(59,989,918)		44
MFS International Growth Fund	120,188	57,655	(4,388)		173,455
MFS International Value Fund	99,184	43,348	(5,226)		137,306
MFS Limited Maturity Fund	11,254,375	4,701,951	(535,444)		15,420,882
MFS Mid Cap Growth Fund	733,199	286,600	(78,353)		941,446
MFS Mid Cap Value Fund	501,592	213,013	(40,916)		673,689
MFS New Discovery Fund	127,685	65,633	(16,012)		177,306
MFS New Discovery Value Fund	258,369	132,391	(26,438)		364,322
MFS Research Bond Fund	6,881,078	2,829,840	(369,720)		9,341,198
MFS Research Fund	368,343	145,029	(34,234)		479,138
MFS Research International Fund	572,576	270,220	(24,276)		818,520
MFS Value Fund	408,212	174,752	(40,796)		542,168

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(10,861)	$—	$33,928		$9,262,242
MFS Commodity Strategy Fund	(19,219)	—	—		4,602,633
MFS Emerging Markets Debt Fund	(11,304)	—	104,968		4,672,200
MFS Global Bond Fund	(66,972)	—	(30,030)	(a)	23,163,709
MFS Global Real Estate Fund	5,377	—	—		4,774,076
MFS Government Securities Fund	(90,568)	—	530,238		46,490,430
MFS Growth Fund	31,031	29,946	—		18,962,037
MFS High Income Fund	(7,318)	—	390,067		14,006,789
MFS Inflation-Adjusted Bond Fund	(155,872)	—	525,900		46,429,749
MFS Institutional Money Market Portfolio	—	—	278		44
MFS International Growth Fund	(1,417)	—	—		4,728,385
MFS International Value Fund	(812)	—	—		4,748,033
MFS Limited Maturity Fund	(79,775)	—	603,579		92,833,707
MFS Mid Cap Growth Fund	27,728	—	—		14,234,662
MFS Mid Cap Value Fund	5,914	—	—		14,201,361
MFS New Discovery Fund	(7,391)	—	—		4,778,404
MFS New Discovery Value Fund	(2,703)	127,297	—		4,728,895
MFS Research Bond Fund	(60,676)	—	1,378,549		102,286,120
MFS Research Fund	27,888	—	—		18,954,718
MFS Research International Fund	(5,448)	—	—		14,225,874
MFS Value Fund	13,418	—	200,558		18,943,345
	$(408,980)	$157,243	$3,738,035		$467,027,413

Notes to Financial Statements (unaudited) – continued

	Lifetime 2015 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount		Ending Share/Par Amount
MFS Absolute Return Fund	95,294	8,712	(6,947)		97,059
MFS Commodity Strategy Fund	49,516	12,091	(2,813)		58,794
MFS Emerging Markets Debt Fund	48,618	2,110	(7,842)		42,886
MFS Global Bond Fund	242,013	29,400	(20,813)		250,600
MFS Global Real Estate Fund	30,310	3,159	(3,632)		29,837
MFS Government Securities Fund	460,028	42,370	(43,068)		459,330
MFS Growth Fund	31,336	2,984	(4,984)		29,336
MFS High Income Fund	453,225	38,987	(47,953)		444,259
MFS Inflation-Adjusted Bond Fund	438,507	50,389	(46,436)		442,460
MFS Institutional Money Market Portfolio	13	4,660,824	(4,502,309)		158,528
MFS International Growth Fund	20,957	2,107	(2,161)		20,903
MFS International Value Fund	17,267	1,263	(1,937)		16,593
MFS Limited Maturity Fund	1,308,246	162,502	(74,370)		1,396,378
MFS Mid Cap Growth Fund	108,493	11,514	(16,961)		103,046
MFS Mid Cap Value Fund	74,485	8,127	(9,231)		73,381
MFS New Discovery Fund	17,044	4,892	(3,655)		18,281
MFS New Discovery Value Fund	34,788	8,187	(5,397)		37,578
MFS Research Bond Fund	872,946	90,021	(69,327)		893,640
MFS Research Fund	57,058	5,160	(8,588)		53,630
MFS Research International Fund	85,107	10,795	(7,587)		88,315
MFS Value Fund	63,210	6,070	(8,335)		60,945

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(509)	$—	$4,322		$925,946
MFS Commodity Strategy Fund	(1,485)	—	—		464,469
MFS Emerging Markets Debt Fund	(6,474)	—	16,401		649,298
MFS Global Bond Fund	(15,175)	—	2,964	(a)	2,318,051
MFS Global Real Estate Fund	1,791	—	—		489,930
MFS Government Securities Fund	(13,064)	—	56,254		4,648,423
MFS Growth Fund	9,931	4,548	—		2,130,084
MFS High Income Fund	(1,312)	—	47,912		1,590,448
MFS Inflation-Adjusted Bond Fund	(31,281)	—	55,114		4,636,980
MFS Institutional Money Market Portfolio	—	—	29		158,528
MFS International Growth Fund	1,074	—	—		569,808
MFS International Value Fund	1,547	—	—		573,798
MFS Limited Maturity Fund	(5,679)	—	56,647		8,406,196
MFS Mid Cap Growth Fund	5,590	—	—		1,558,055
MFS Mid Cap Value Fund	4,068	—	—		1,546,880
MFS New Discovery Fund	(1,460)	—	—		492,665
MFS New Discovery Value Fund	(982)	12,281	—		487,760
MFS Research Bond Fund	(6,799)	—	152,148		9,785,362
MFS Research Fund	10,293	—	—		2,121,607
MFS Research International Fund	987	—	—		1,534,914
MFS Value Fund	5,789	—	22,813		2,129,417
	$(43,150)	$16,829	$414,604		$47,218,619

	Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	625,802	71,447	(30,049)	667,200
MFS Commodity Strategy Fund	604,263	50,095	(44,507)	609,851
MFS Emerging Markets Debt Fund	713,032	38,434	(47,059)	704,407
MFS Global Bond Fund	1,856,838	149,419	(106,532)	1,899,725
MFS Global Real Estate Fund	301,966	7,309	(48,247)	261,028
MFS Government Securities Fund	3,526,552	223,806	(258,355)	3,492,003

Notes to Financial Statements (unaudited) – continued

	Lifetime 2020 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount		Ending Share/Par Amount
MFS Growth Fund	347,152	11,866	(43,055)		315,963
MFS High Income Fund	4,867,914	365,702	(271,127)		4,962,489
MFS Inflation-Adjusted Bond Fund	2,879,181	324,489	(162,291)		3,041,379
MFS Institutional Money Market Portfolio	10	10,754,196	(10,754,197)		9
MFS International Growth Fund	288,177	13,310	(14,179)		287,308
MFS International New Discovery Fund	35,050	—	(11,960)		23,090
MFS International Value Fund	237,584	6,776	(17,008)		227,352
MFS Limited Maturity Fund	4,164,965	750,656	(171,320)		4,744,301
MFS Mid Cap Growth Fund	1,237,604	34,367	(185,839)		1,086,132
MFS Mid Cap Value Fund	849,726	22,802	(95,637)		776,891
MFS New Discovery Fund	150,246	21,664	(25,085)		146,825
MFS New Discovery Value Fund	305,464	35,561	(38,128)		302,897
MFS Research Bond Fund	5,061,653	425,712	(310,294)		5,177,071
MFS Research Fund	631,387	20,202	(72,522)		579,067
MFS Research International Fund	911,362	45,243	(53,510)		903,095
MFS Value Fund	700,552	28,109	(72,581)		656,080

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(12,114)	$—	$29,249		$6,365,090
MFS Commodity Strategy Fund	(59,582)	—	—		4,817,826
MFS Emerging Markets Debt Fund	(39,340)	—	255,004		10,664,718
MFS Global Bond Fund	(106,528)	—	(8,916)	(a)	17,572,458
MFS Global Real Estate Fund	44,687	—	—		4,286,083
MFS Government Securities Fund	(120,839)	—	429,166		35,339,066
MFS Growth Fund	355,022	50,993	—		22,942,049
MFS High Income Fund	(16,343)	—	526,735		17,765,709
MFS Inflation-Adjusted Bond Fund	(135,232)	—	369,536		31,873,657
MFS Institutional Money Market Portfolio	—	—	46		9
MFS International Growth Fund	13,268	—	—		7,832,003
MFS International New Discovery Fund	110,520	—	—		665,003
MFS International Value Fund	32,942	—	—		7,861,817
MFS Limited Maturity Fund	(24,435)	—	185,968		28,560,689
MFS Mid Cap Growth Fund	444,579	—	—		16,422,317
MFS Mid Cap Value Fund	292,644	—	—		16,376,856
MFS New Discovery Fund	(799)	—	—		3,956,921
MFS New Discovery Value Fund	3,089	108,344	—		3,931,608
MFS Research Bond Fund	(52,205)	—	881,050		56,688,924
MFS Research Fund	283,760	—	—		22,907,875
MFS Research International Fund	21,756	—	—		15,695,783
MFS Value Fund	181,141	—	255,100		22,923,447
	$1,215,991	$159,337	$2,922,938		$355,449,908

	Lifetime 2025 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	88,978	17,950	(3,149)	103,779
MFS Commodity Strategy Fund	304,017	102,355	(6,452)	399,920
MFS Emerging Markets Debt Fund	172,933	31,681	(6,469)	198,145
MFS Emerging Markets Equity Fund	7,884	173	(2,066)	5,991
MFS Global Bond Fund	424,953	95,948	(7,099)	513,802
MFS Global Real Estate Fund	129,028	15,241	(7,767)	136,502
MFS Government Securities Fund	614,035	192,396	(8,789)	797,642
MFS Growth Fund	113,536	16,079	(8,778)	120,837
MFS High Income Fund	1,182,307	257,962	(46,780)	1,393,489
MFS Inflation-Adjusted Bond Fund	409,077	74,993	(11,608)	472,462

Notes to Financial Statements (unaudited) – continued

	Lifetime 2025 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount		Ending Share/Par Amount
MFS Institutional Money Market Portfolio	13	12,227,136	(12,066,109)		161,040
MFS International Growth Fund	108,158	21,845	(4,102)		125,901
MFS International New Discovery Fund	37,375	6,434	(1,824)		41,985
MFS International Value Fund	89,122	14,265	(3,457)		99,930
MFS Mid Cap Growth Fund	468,109	70,509	(37,243)		501,375
MFS Mid Cap Value Fund	319,760	58,610	(20,503)		357,867
MFS New Discovery Fund	53,161	14,780	(6,627)		61,314
MFS New Discovery Value Fund	107,660	27,914	(9,645)		125,929
MFS Research Bond Fund	746,649	203,788	(14,843)		935,594
MFS Research Fund	186,460	32,544	(12,078)		206,926
MFS Research International Fund	303,295	69,483	(9,231)		363,547
MFS Value Fund	227,861	40,345	(15,916)		252,290

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(207)	$—	$4,379		$990,048
MFS Commodity Strategy Fund	(3,314)	—	—		3,159,369
MFS Emerging Markets Debt Fund	(5,489)	—	65,720		2,999,910
MFS Emerging Markets Equity Fund	(783)	—	—		190,286
MFS Global Bond Fund	(5,209)	—	13,255	(a)	4,752,666
MFS Global Real Estate Fund	2,851	—	—		2,241,362
MFS Government Securities Fund	(2,693)	—	84,626		8,072,139
MFS Growth Fund	7,889	16,719	—		8,773,949
MFS High Income Fund	(1,816)	—	135,678		4,988,691
MFS Inflation-Adjusted Bond Fund	(7,759)	—	54,424		4,951,398
MFS Institutional Money Market Portfolio	—	—	62		161,040
MFS International Growth Fund	(1,202)	—	—		3,432,070
MFS International New Discovery Fund	(86)	—	—		1,209,179
MFS International Value Fund	(790)	—	—		3,455,568
MFS Mid Cap Growth Fund	10,245	—	—		7,580,797
MFS Mid Cap Value Fund	3,603	—	—		7,543,843
MFS New Discovery Fund	(7,960)	—	—		1,652,421
MFS New Discovery Value Fund	(1,756)	37,987	—		1,634,556
MFS Research Bond Fund	(1,655)	—	141,893		10,244,753
MFS Research Fund	6,967	—	—		8,185,994
MFS Research International Fund	(1,382)	—	—		6,318,445
MFS Value Fund	4,469	—	87,761		8,815,013
	$(6,077)	$54,706	$587,798		$101,353,497

	Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	302,439	49,829	(20,253)	332,015
MFS Commodity Strategy Fund	1,532,609	357,878	(90,840)	1,799,647
MFS Emerging Markets Debt Fund	589,143	80,854	(35,265)	634,732
MFS Emerging Markets Equity Fund	125,354	5,989	(9,288)	122,055
MFS Global Bond Fund	1,226,902	208,386	(65,592)	1,369,696
MFS Global Real Estate Fund	741,369	28,339	(62,925)	706,783
MFS Growth Fund	565,961	24,701	(39,596)	551,066
MFS High Income Fund	4,026,075	691,145	(242,767)	4,474,453
MFS Inflation-Adjusted Bond Fund	1,508,842	209,822	(122,204)	1,596,460
MFS Institutional Money Market Portfolio	16	13,475,445	(13,425,872)	49,589
MFS International Growth Fund	641,094	51,253	(14,471)	677,876
MFS International New Discovery Fund	265,066	16,732	(9,896)	271,902
MFS International Value Fund	529,115	31,238	(21,477)	538,876
MFS Mid Cap Growth Fund	2,237,730	110,239	(169,826)	2,178,143

Notes to Financial Statements (unaudited) – continued

	Lifetime 2030 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount		Ending Share/Par Amount
MFS Mid Cap Value Fund	1,537,837	82,592	(66,984)		1,553,445
MFS New Discovery Fund	263,035	42,882	(29,093)		276,824
MFS New Discovery Value Fund	535,497	75,508	(39,888)		571,117
MFS Research Bond Fund	919,854	111,593	(81,605)		949,842
MFS Research Fund	740,152	29,976	(42,392)		727,736
MFS Research International Fund	1,370,185	126,098	(38,528)		1,457,755
MFS Value Fund	1,142,829	64,485	(62,441)		1,144,873

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(7,304)	$—	$14,528		$3,167,424
MFS Commodity Strategy Fund	(125,552)	—	—		14,217,209
MFS Emerging Markets Debt Fund	(33,320)	—	222,189		9,609,836
MFS Emerging Markets Equity Fund	(2,015)	—	—		3,876,456
MFS Global Bond Fund	(71,432)	—	24,773	(a)	12,669,691
MFS Global Real Estate Fund	39,768	—	—		11,605,372
MFS Growth Fund	59,530	83,508	—		40,012,883
MFS High Income Fund	(18,074)	—	458,751		16,018,542
MFS Inflation-Adjusted Bond Fund	(100,066)	—	195,984		16,730,897
MFS Institutional Money Market Portfolio	—	—	59		49,589
MFS International Growth Fund	(10,807)	—	—		18,478,909
MFS International New Discovery Fund	(2,754)	—	—		7,830,787
MFS International Value Fund	(9,314)	—	—		18,634,338
MFS Mid Cap Growth Fund	58,294	—	—		32,933,525
MFS Mid Cap Value Fund	(2,827)	—	—		32,746,627
MFS New Discovery Fund	(26,243)	—	—		7,460,408
MFS New Discovery Value Fund	(10,098)	190,063	—		7,413,101
MFS Research Bond Fund	(13,301)	—	162,422		10,400,767
MFS Research Fund	42,189	—	—		28,789,217
MFS Research International Fund	(15,753)	—	—		25,335,776
MFS Value Fund	2,760	—	433,418		40,001,862
	$(246,319)	$273,571	$1,512,124		$357,983,216

	Lifetime 2035 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount		Ending Share/Par Amount
MFS Absolute Return Fund	22,555	7,992	(656)		29,891
MFS Commodity Strategy Fund	305,918	108,240	(9,080)		405,078
MFS Emerging Markets Debt Fund	43,881	14,674	(1,570)		56,985
MFS Emerging Markets Equity Fund	32,246	5,281	(1,728)		35,799
MFS Global Bond Fund	91,339	35,192	(3,456)		123,075
MFS Global Real Estate Fund	172,427	23,684	(10,846)		185,265
MFS Growth Fund	105,750	14,190	(4,690)		115,250
MFS High Income Fund	299,939	108,804	(6,757)		401,986
MFS Inflation-Adjusted Bond Fund	197,079	51,038	(12,059)		236,058
MFS Institutional Money Market Portfolio	11	8,744,776	(8,561,179)		183,608
MFS International Growth Fund	135,872	29,033	(2,108)		162,797
MFS International New Discovery Fund	67,914	13,100	(1,569)		79,445
MFS International Value Fund	112,208	19,270	(2,536)		128,942
MFS Mid Cap Growth Fund	422,036	53,353	(15,724)		459,665
MFS Mid Cap Value Fund	289,184	45,351	(6,320)		328,215
MFS New Discovery Fund	52,942	13,682	(4,085)		62,539
MFS New Discovery Value Fund	107,516	26,237	(5,122)		128,631
MFS Research Bond Fund	150,295	32,157	(8,423)		174,029
MFS Research Fund	132,224	17,294	(3,844)		145,674
MFS Research International Fund	261,818	57,221	(4,746)		314,293
MFS Value Fund	213,150	32,595	(6,044)		239,701

Notes to Financial Statements (unaudited) – continued

	Lifetime 2035 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(74)	$—	$1,239		$285,159
MFS Commodity Strategy Fund	(5,960)	—	—		3,200,116
MFS Emerging Markets Debt Fund	(1,548)	—	18,342		862,759
MFS Emerging Markets Equity Fund	(1,738)	—	—		1,136,979
MFS Global Bond Fund	(2,787)	—	5,689	(a)	1,138,442
MFS Global Real Estate Fund	(2,116)	—	—		3,042,048
MFS Growth Fund	(176)	15,798	—		8,368,326
MFS High Income Fund	(476)	—	37,868		1,439,109
MFS Inflation-Adjusted Bond Fund	(8,632)	—	27,587		2,473,891
MFS Institutional Money Market Portfolio	—	—	47		183,608
MFS International Growth Fund	(151)	—	—		4,437,836
MFS International New Discovery Fund	(16)	—	—		2,288,004
MFS International Value Fund	10	—	—		4,458,799
MFS Mid Cap Growth Fund	320	—	—		6,950,131
MFS Mid Cap Value Fund	(1,326)	—	—		6,918,762
MFS New Discovery Fund	(5,818)	—	—		1,685,425
MFS New Discovery Value Fund	(2,655)	38,665	—		1,669,629
MFS Research Bond Fund	(767)	—	28,298		1,905,622
MFS Research Fund	556	—	—		5,762,873
MFS Research International Fund	(335)	—	—		5,462,412
MFS Value Fund	(566)	—	86,497		8,375,169
	$(34,255)	$54,463	$205,567		$72,045,099

	Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	1,353,552	343,186	(81,375)	1,615,363
MFS Emerging Markets Equity Fund	161,506	14,443	(11,670)	164,279
MFS Global Real Estate Fund	827,378	57,971	(66,321)	819,028
MFS Growth Fund	448,513	20,158	(29,479)	439,192
MFS Inflation-Adjusted Bond Fund	597,312	77,394	(54,930)	619,776
MFS Institutional Money Market Portfolio	9	13,347,229	(13,079,591)	267,647
MFS International Growth Fund	622,943	70,303	(20,032)	673,214
MFS International New Discovery Fund	340,697	37,314	(12,948)	365,063
MFS International Value Fund	514,356	44,022	(23,955)	534,423
MFS Mid Cap Growth Fund	1,800,938	89,061	(125,960)	1,764,039
MFS Mid Cap Value Fund	1,237,301	68,095	(49,187)	1,256,209
MFS New Discovery Fund	233,399	44,477	(28,436)	249,440
MFS New Discovery Value Fund	475,662	72,523	(34,379)	513,806
MFS Research Bond Fund	577,511	69,247	(51,911)	594,847
MFS Research Fund	544,660	19,014	(27,989)	535,685
MFS Research International Fund	1,129,868	120,979	(39,729)	1,211,118
MFS Value Fund	905,347	49,209	(42,625)	911,931

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(110,932)	$—	$—	$12,761,370
MFS Emerging Markets Equity Fund	(5,132)	—	—	5,217,491
MFS Global Real Estate Fund	33,355	—	—	13,448,438
MFS Growth Fund	28,354	66,101	—	31,889,722
MFS Inflation-Adjusted Bond Fund	(43,655)	—	76,457	6,495,248
MFS Institutional Money Market Portfolio	—	—	86	267,647
MFS International Growth Fund	(10,718)	—	—	18,351,816
MFS International New Discovery Fund	(4,111)	—	—	10,513,822
MFS International Value Fund	(8,497)	—	—	18,480,360

Notes to Financial Statements (unaudited) – continued

	Lifetime 2040 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Mid Cap Growth Fund	$30,071	$—	$—	$26,672,271
MFS Mid Cap Value Fund	716	—	—	26,480,880
MFS New Discovery Fund	(18,083)	—	—	6,722,406
MFS New Discovery Value Fund	(6,193)	169,309	—	6,669,207
MFS Research Bond Fund	(8,742)	—	101,429	6,513,580
MFS Research Fund	26,895	—	—	21,191,691
MFS Research International Fund	(11,931)	—	—	21,049,230
MFS Value Fund	(1,003)	—	343,181	31,862,882
	$(109,606)	$235,410	$521,153	$264,588,061

	Lifetime 2045 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	171,357	73,599	(5,668)	239,288
MFS Emerging Markets Equity Fund	20,497	4,630	(956)	24,171
MFS Global Real Estate Fund	104,895	18,819	(4,940)	118,774
MFS Growth Fund	56,798	9,588	(2,586)	63,800
MFS Inflation-Adjusted Bond Fund	75,639	20,376	(5,222)	90,793
MFS Institutional Money Market Portfolio	7,936	5,977,371	(5,818,555)	166,752
MFS International Growth Fund	78,831	20,416	(377)	98,870
MFS International New Discovery Fund	43,074	10,821	(382)	53,513
MFS International Value Fund	65,075	13,940	(780)	78,235
MFS Mid Cap Growth Fund	228,007	39,733	(11,626)	256,114
MFS Mid Cap Value Fund	156,277	31,050	(4,190)	183,137
MFS New Discovery Fund	29,700	9,886	(3,449)	36,137
MFS New Discovery Value Fund	60,332	18,340	(4,089)	74,583
MFS Research Bond Fund	73,180	18,234	(4,481)	86,933
MFS Research Fund	68,900	11,691	(2,510)	78,081
MFS Research International Fund	142,831	35,643	(880)	177,594
MFS Value Fund	114,576	21,437	(3,388)	132,625

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(4,584)	$—	$—	$1,890,372
MFS Emerging Markets Equity Fund	(864)	—	—	767,665
MFS Global Real Estate Fund	(972)	—	—	1,950,274
MFS Growth Fund	(595)	8,553	—	4,632,490
MFS Inflation-Adjusted Bond Fund	(3,890)	—	10,602	951,506
MFS Institutional Money Market Portfolio	—	—	41	166,752
MFS International Growth Fund	(280)	—	—	2,695,198
MFS International New Discovery Fund	(466)	—	—	1,541,179
MFS International Value Fund	(832)	—	—	2,705,368
MFS Mid Cap Growth Fund	(817)	—	—	3,872,444
MFS Mid Cap Value Fund	(572)	—	—	3,860,535
MFS New Discovery Fund	(4,741)	—	—	973,890
MFS New Discovery Value Fund	(1,406)	21,876	—	968,086
MFS Research Bond Fund	(539)	—	13,956	951,913
MFS Research Fund	513	—	—	3,088,894
MFS Research International Fund	(472)	—	—	3,086,584
MFS Value Fund	351	—	47,361	4,633,920
	$(20,166)	$30,429	$71,960	$38,737,070

Notes to Financial Statements (unaudited) – continued

	Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	312,845	133,549	(15,826)	430,568
MFS Emerging Markets Equity Fund	37,541	7,932	(1,901)	43,572
MFS Global Real Estate Fund	190,900	32,764	(10,557)	213,107
MFS Growth Fund	104,008	17,782	(6,774)	115,016
MFS Inflation-Adjusted Bond Fund	138,227	36,487	(11,448)	163,266
MFS Institutional Money Market Portfolio	8	9,199,941	(9,001,267)	198,682
MFS International Growth Fund	143,448	36,990	(2,174)	178,264
MFS International New Discovery Fund	78,697	19,589	(1,929)	96,357
MFS International Value Fund	118,295	26,090	(3,372)	141,013
MFS Mid Cap Growth Fund	417,936	68,737	(25,788)	460,885
MFS Mid Cap Value Fund	285,548	50,418	(6,576)	329,390
MFS New Discovery Fund	54,752	16,327	(5,525)	65,554
MFS New Discovery Value Fund	110,746	30,233	(6,226)	134,753
MFS Research Bond Fund	133,620	33,014	(10,276)	156,358
MFS Research Fund	125,985	20,434	(5,890)	140,529
MFS Research International Fund	260,930	65,148	(5,721)	320,357
MFS Value Fund	208,764	39,171	(9,353)	238,582

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(23,965)	$—	$—	$3,401,486
MFS Emerging Markets Equity Fund	(909)	—	—	1,383,860
MFS Global Real Estate Fund	(1,448)	—	—	3,499,219
MFS Growth Fund	(3,838)	15,682	—	8,351,284
MFS Inflation-Adjusted Bond Fund	(10,215)	—	19,083	1,711,027
MFS Institutional Money Market Portfolio	—	—	58	198,682
MFS International Growth Fund	(402)	—	—	4,859,490
MFS International New Discovery Fund	(598)	—	—	2,775,083
MFS International Value Fund	(1,382)	—	—	4,876,245
MFS Mid Cap Growth Fund	(4,850)	—	—	6,968,583
MFS Mid Cap Value Fund	(1,025)	—	—	6,943,546
MFS New Discovery Fund	(8,124)	—	—	1,766,672
MFS New Discovery Value Fund	(1,980)	40,068	—	1,749,090
MFS Research Bond Fund	(1,740)	—	25,155	1,712,124
MFS Research Fund	41	—	—	5,559,333
MFS Research International Fund	(1,041)	—	—	5,567,796
MFS Value Fund	76	—	85,528	8,336,065
	$(61,400)	$55,750	$129,824	$69,659,585

	Lifetime 2055 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	23,625	19,547	(5,263)	37,909
MFS Emerging Markets Equity Fund	2,836	1,393	(423)	3,806
MFS Global Real Estate Fund	14,411	6,745	(2,655)	18,501
MFS Growth Fund	7,851	3,401	(1,244)	10,008
MFS Inflation-Adjusted Bond Fund	10,432	6,641	(2,749)	14,324
MFS Institutional Money Market Portfolio	12,078	1,839,184	(1,748,254)	103,008
MFS International Growth Fund	10,819	6,014	(1,281)	15,552
MFS International New Discovery Fund	5,939	3,308	(842)	8,405
MFS International Value Fund	8,924	4,632	(1,275)	12,281
MFS Mid Cap Growth Fund	31,510	13,610	(5,085)	40,035
MFS Mid Cap Value Fund	21,548	9,847	(2,679)	28,716
MFS New Discovery Fund	4,133	2,607	(1,088)	5,652
MFS New Discovery Value Fund	8,363	4,910	(1,625)	11,648
MFS Research Bond Fund	10,077	5,972	(2,333)	13,716

Notes to Financial Statements (unaudited) – continued

	Lifetime 2055 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Research Fund	9,512	3,980	(1,249)	12,243
MFS Research International Fund	19,695	10,773	(2,542)	27,926
MFS Value Fund	15,756	7,059	(2,031)	20,784

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(5,513)	$—	$—	$299,478
MFS Emerging Markets Equity Fund	(598)	—	—	120,869
MFS Global Real Estate Fund	(1,338)	—	—	303,783
MFS Growth Fund	(1,643)	1,172	—	726,645
MFS Inflation-Adjusted Bond Fund	(1,183)	—	1,586	150,120
MFS Institutional Money Market Portfolio	—	—	25	103,008
MFS International Growth Fund	(2,371)	—	—	423,944
MFS International New Discovery Fund	(1,472)	—	—	242,055
MFS International Value Fund	(2,062)	—	—	424,675
MFS Mid Cap Growth Fund	(1,793)	—	—	605,333
MFS Mid Cap Value Fund	(2,216)	—	—	605,325
MFS New Discovery Fund	(2,685)	—	—	152,317
MFS New Discovery Value Fund	(1,426)	3,010	—	151,194
MFS Research Bond Fund	(164)	—	2,073	150,189
MFS Research Fund	(758)	—	—	484,332
MFS Research International Fund	(2,522)	—	—	485,361
MFS Value Fund	(1,537)	—	7,112	726,187
	$(29,281)	$4,182	$10,796	$6,154,815

(a)	Dividend income earned from the MFS Global Bond Fund reflects the impact of a return of capital dividend adjustment which has the effect of reducing dividend income.

(8)	Acquisitions

At close of business on June 20, 2014, the MFS Lifetime Income Fund (formerly the MFS Lifetime Retirement Income Fund) with net assets of approximately $394,420,562, acquired all of the assets and liabilities of MFS Lifetime 2010 Fund. The purpose of the transaction was to provide shareholders of MFS Lifetime 2010 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 5,653,483 shares of the MFS Lifetime Income Fund (valued at approximately $69,704,946) for all of the assets and liabilities of MFS Lifetime 2010 Fund. MFS Lifetime 2010 Fund then distributed the shares of the MFS Lifetime Income Fund that MFS Lifetime 2010 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2010 Fund’s investments on that date were valued at approximately $69,675,874 with a cost basis of approximately $56,833,182. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2010 Fund were carried forward to align ongoing reporting of the MFS Lifetime Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MFS Lifetime 2010 Fund that have been included in the MFS Lifetime Income Fund’s Statement of Operations since June 20, 2014.

Assuming the acquisition had been completed on May 1, 2014, the MFS Lifetime Income Fund’s pro forma results of operations for the six months ended October 31, 2014 are as follows:

Net investment income	$936,388
Net realized and unrealized gain (loss) on investments	$48,998,114
Change in net assets from operations	$49,934,502

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Lifetime Funds

MFS Lifetime Income Fund (formerly known as MFS Lifetime Retirement Income Fund)

MFS Lifetime 2015 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2025 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2035 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2045 Fund

MFS Lifetime 2050 Fund

MFS Lifetime 2055 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Income Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the

Board Review of Investment Advisory Agreement – continued

universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe.

MFS Lifetime 2015 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2013. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods were available.

MFS Lifetime 2020 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe.

MFS Lifetime 2025 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2013. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods were available.

MFS Lifetime 2030 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe.

MFS Lifetime 2035 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2013. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods were available.

MFS Lifetime 2040 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2045 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2013. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods were available.

MFS Lifetime 2050 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2013 relative to the Lipper performance universe. The Fund commenced operations in September 2010; therefore no performance data for the five-year period was available.

MFS Lifetime 2055 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2013. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods were available.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the total expense ratio for each of MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2050 Fund was lower than the Lipper expense group median, and (ii) the total expense ratio for each of MFS Lifetime Income Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, and MFS Lifetime 2055 Fund was approximately at the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial

Board Review of Investment Advisory Agreement – continued

sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2014.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 18, 2014

*	Print name and title of each signing officer under his or her signature.